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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-05426
                                   ---------------------------------------------


                              AIM Investment Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626-1919
                                                    ----------------------------

Date of fiscal year end: 10/31
                         -------------------------------------------------------

Date of reporting period: 01/31/09
                          ------------------------------------------------------

Item 1.  Schedule of Investments.

                                 AIM CHINA FUND
            Quarterly Schedule of Portfolio Holdings January 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com             CHI-QTR-1 01/09            Invesco Aim Advisors, Inc.

AIM CHINA FUND

SCHEDULE OF INVESTMENTS(a)
January 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--92.96%(B)

AUTOMOBILE MANUFACTURERS--0.83%

Dongfeng Motor Group Co. Ltd. -Class H
   (Hong Kong)                                     2,384,000   $       833,138
==============================================================================

COAL & CONSUMABLE FUELS--3.85%

China Coal Energy Co. -Class H                     1,459,000         1,054,061
------------------------------------------------------------------------------
China Shenhua Energy Co. Ltd. -Class H             1,220,500         2,615,934
------------------------------------------------------------------------------
Yanzhou Coal Mining Co. Ltd. -Class H                308,000           199,499
==============================================================================
                                                                     3,869,494
==============================================================================

COMMUNICATIONS EQUIPMENT--1.99%

Comba Telecom Systems Holdings Ltd.
   (Hong Kong)                                     4,524,000         1,087,258
------------------------------------------------------------------------------
ZTE Corp. -Class H                                   320,640           915,342
==============================================================================
                                                                     2,002,600
==============================================================================

CONSTRUCTION & ENGINEERING--1.64%

China Communications Construction Co. Ltd.
   -Class H                                        1,694,000         1,650,005
==============================================================================

CONSTRUCTION MATERIALS--1.69%

Anhui Conch Cement Co. Ltd. -Class H
   (Hong Kong)(c)                                    352,000         1,693,825
==============================================================================

DISTRIBUTORS--1.07%

Integrated Distribution Services Group
   Ltd. (Hong Kong)                                1,000,000         1,078,535
==============================================================================

DIVERSIFIED BANKS--16.19%

Bank of China Ltd. -Class H                        6,363,000         1,667,567
------------------------------------------------------------------------------
Bank of Communications Co. Ltd. -Class H           4,628,000         3,038,505
------------------------------------------------------------------------------
China Construction Bank Corp. -Class H             8,576,000         4,191,937
------------------------------------------------------------------------------
China Merchants Bank Co., Ltd. -Class H            1,017,000         1,644,958
------------------------------------------------------------------------------
Industrial and Commercial Bank of China
   Ltd. -Class H                                  13,466,000         5,726,080
==============================================================================
                                                                    16,269,047
==============================================================================

DIVERSIFIED REAL ESTATE ACTIVITIES--2.03%

Chinese Estates Holdings Ltd. (Hong Kong)            844,000         1,032,683
------------------------------------------------------------------------------

Franshion Properties China Ltd.
   (Hong Kong)                                     4,486,000         1,006,774
==============================================================================
                                                                     2,039,457
==============================================================================

ELECTRIC UTILITIES--2.10%

CLP Holdings Ltd.  (Hong Kong)                       311,000         2,108,231
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.98%

Zhuzhou CSR Times Electric Co., Ltd.
   -Class H  (Hong Kong)                           1,237,000   $       980,762
==============================================================================

ELECTRONIC COMPONENTS--0.62%

Meadville Holdings Ltd.                            6,800,000           617,705
==============================================================================

GOLD--0.98%

Zijin Mining Group Co., Ltd. -Class H              1,866,000           984,116
==============================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS--3.66%

China Power International Development Ltd.
   (Hong Kong)                                     3,436,000           643,144
------------------------------------------------------------------------------
China Resources Power Holdings Co. Ltd.
   (Hong Kong)                                       592,000         1,087,057
------------------------------------------------------------------------------
Datang International Power Generation Co.
   Ltd. -Class H                                   2,150,000         1,068,151
------------------------------------------------------------------------------
Huaneng Power International, Inc. -Class H         1,224,000           876,000
==============================================================================
                                                                     3,674,352
==============================================================================

INDUSTRIAL CONGLOMERATES--0.76%

Beijing Enterprises Holdings Ltd.
   (Hong Kong)                                       194,500           760,077
==============================================================================

INTEGRATED OIL & GAS--8.29%

China Petroleum and Chemical Corp.
   (Sinopec)-Class H                               7,154,000         3,869,787
------------------------------------------------------------------------------
PetroChina Co. Ltd. -Class H                       6,038,000         4,462,883
==============================================================================
                                                                     8,332,670
==============================================================================

INTEGRATED TELECOMMUNICATION SERVICES--
   5.48%

China Telecom Corp. Ltd. -Class H                  7,884,000         2,860,195
------------------------------------------------------------------------------
China Unicom Ltd.  (Hong Kong)                     2,858,322         2,642,840
==============================================================================
                                                                     5,503,035
==============================================================================

INTERNET SOFTWARE & SERVICES--2.53%

Tencent Holdings Ltd.                                416,000         2,545,289
==============================================================================

LIFE & HEALTH INSURANCE--9.56%

China Life Insurance Co., Ltd. -Class H            2,650,000         7,021,339
------------------------------------------------------------------------------
Ping An Insurance (Group) Co. of
   China Ltd. -Class H                               593,500         2,589,612
==============================================================================
                                                                     9,610,951
==============================================================================

OIL & GAS EXPLORATION & PRODUCTION--5.87%

CNOOC Ltd.                                         5,895,000         5,076,836
------------------------------------------------------------------------------
CNPC Hong Kong Ltd.  (Hong Kong)                   2,920,000           822,241
==============================================================================
                                                                     5,899,077
==============================================================================

See accompanying notes which are an integral part of this schedule.

AIM CHINA FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES--
   0.28%

China Everbright Ltd. (Hong Kong)                    254,000   $       278,682
==============================================================================

PACKAGED FOODS & MEATS--2.02%

Want Want China Holdings Ltd.                      5,143,000         2,033,844
==============================================================================

PAPER PRODUCTS--0.79%

Shandong Chenming Paper Holdings Ltd.
   -Class H  (c)                                   2,190,000           792,744
==============================================================================

PERSONAL PRODUCTS--2.52%

Hengan International Group Co. Ltd.                  761,000         2,531,891
==============================================================================

REAL ESTATE DEVELOPMENT--4.13%

China Overseas Land & Investment Ltd.
   (Hong Kong)                                     1,442,960         1,885,093
------------------------------------------------------------------------------
China Resources Land Ltd. (Hong Kong)                898,000         1,035,791
------------------------------------------------------------------------------
China Vanke Co., Ltd. -Class B                       603,600           474,231
------------------------------------------------------------------------------
Sino-Ocean Land Holdings Ltd.                      1,529,500           758,000
==============================================================================
                                                                     4,153,115
==============================================================================

RETAIL REIT'S--2.98%

Link REIT (The)  (Hong Kong)                       1,604,000         2,997,206
==============================================================================

STEEL--0.86%

Angang Steel Co. Ltd. -Class H                       386,000           370,524
------------------------------------------------------------------------------
Maanshan Iron and Steel Co. Ltd. -Class H          1,522,000           496,504
==============================================================================
                                                                       867,028
==============================================================================

WIRELESS TELECOMMUNICATION SERVICES--9.26%

China Mobile Ltd.                                  1,032,000         9,309,644
==============================================================================
      Total Common Stocks & Other Equity
         Interests
         (Cost $131,731,507)                                        93,416,520
==============================================================================

MONEY MARKET FUNDS--7.51%

Liquid Assets Portfolio -Institutional
   Class(d)                                        3,774,524         3,774,524
------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(d)          3,774,524         3,774,524
==============================================================================
      Total Money Market Funds                                       7,549,048
        (Cost $7,549,048)
==============================================================================

TOTAL INVESTMENTS-100.47%
   (Cost $139,280,555)                                             100,965,568
==============================================================================

OTHER ASSETS LESS LIABILITIES--(0.47)%                                (476,942)
==============================================================================
NET ASSETS--100.00%                                            $   100,488,626
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.

(c)  Non-income producing security.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying notes which are an integral part of this schedule.

AIM CHINA FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

         Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM CHINA FUND

         Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

         The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS -- Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.

         Investing in developing countries can add additional risk, such as high rates of inflation or sharply devalued currencies against the U.S. dollar.

         Transaction costs are often higher and there may be delays in settlement procedures.

         Certain securities issued by companies in China may be less liquid, harder to sell or more volatile than may U.S. securities.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM CHINA FUND

         The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

         Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

         Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

         Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

         Below is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

               INVESTMENTS
INPUT LEVEL   IN SECURITIES
---------------------------
Level 1        $  7,549,048
---------------------------
Level 2          93,416,520
---------------------------
Level 3                  --
===========================
               $100,965,568
___________________________
===========================

AIM CHINA FUND

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2009 was $22,484,700 and $23,522,255, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $       531,942
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (41,726,275)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities      $   (41,194,333)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $142,159,901.

                           AIM DEVELOPING MARKETS FUND
            Quarterly Schedule of Portfolio Holdings January 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com              DVM-QTR-1 01/09           Invesco Aim Advisors, Inc.

AIM DEVELOPING MARKETS FUND

SCHEDULE OF INVESTMENTS
January 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS--83.50%

BRAZIL--12.08%

All America Latina Logistica (a)                     863,200   $     3,269,980
------------------------------------------------------------------------------
American Banknote S.A. (b)                           224,100           942,513
------------------------------------------------------------------------------
American Banknote S.A                              1,550,300         6,520,205
------------------------------------------------------------------------------
Companhia Vale do Rio Doce -ADR                      267,820         3,778,940
------------------------------------------------------------------------------
Dufry South America Ltd. -BDR(b)                     255,600         1,742,878
------------------------------------------------------------------------------
Dufry South America Ltd. -BDR                        274,800         1,873,799
------------------------------------------------------------------------------
Equatorial Energia S.A                             2,742,600        12,101,447
------------------------------------------------------------------------------
OdontoPrev S.A. (b)                                   26,900           276,759
------------------------------------------------------------------------------
OdontoPrev S.A                                       337,300         3,470,286
------------------------------------------------------------------------------
Terna Participacoes S.A. (b)(c)                      150,000         1,226,862
------------------------------------------------------------------------------
Terna Participacoes S.A. (c)                       1,082,100         8,850,585
------------------------------------------------------------------------------
Totvs S.A. (b)                                       200,000         3,417,996
------------------------------------------------------------------------------
Totvs S.A                                            202,300         3,457,302
------------------------------------------------------------------------------
Wilson Sons Ltd. -BDR(b)                             550,000         2,817,479
------------------------------------------------------------------------------
Wilson Sons Ltd. -BDR                                810,500         4,151,939
==============================================================================
                                                                    57,898,970
==============================================================================

CANADA--0.06%

Sherritt International Corp.                         128,910           278,503
==============================================================================

CHINA--7.55%

CNOOC Ltd.                                        11,655,000        10,037,409
------------------------------------------------------------------------------
Haitian International Holdings Ltd.               17,339,000         2,256,511
------------------------------------------------------------------------------
Stella International Holdings Ltd.                 9,196,500         7,955,391
------------------------------------------------------------------------------
Want Want China Holdings Ltd.                     10,104,000         3,995,715
------------------------------------------------------------------------------
Xinyi Glass Holdings Co. Ltd.                     29,924,000         7,591,266
------------------------------------------------------------------------------
Xiwang Sugar Holdings Co. Ltd.                     9,771,000         1,110,539
------------------------------------------------------------------------------
Yantai North Andre Juice Co. Ltd.
   -Class H                                       90,740,000         3,238,979
==============================================================================
                                                                    36,185,810
==============================================================================

CZECH REPUBLIC--0.80%

CEZ A.S                                              110,258         3,815,883
==============================================================================

GREECE--1.70%

Intralot S.A                                       2,132,432         8,172,698
==============================================================================

HUNGARY-0.72%

Richter Gedeon Nyrt.                                  30,174         3,446,036
==============================================================================

INDONESIA--7.14%

PT Astra International Tbk                         7,216,500         8,081,548
------------------------------------------------------------------------------
PT Bank Central Asia Tbk                          32,672,500         7,773,570
------------------------------------------------------------------------------
PT Indocement Tunggal Prakarsa Tbk                15,383,500         5,994,281
------------------------------------------------------------------------------
PT Telekomunikasi Indonesia                       22,675,500        12,392,687
==============================================================================
                                                                    34,242,086
==============================================================================

ISRAEL--3.11%

Israel Discount Bank -Class A                      6,089,214         4,655,508
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
ISRAEL--(CONTINUED)

Teva Pharmaceutical Industries Ltd. -ADR             247,558   $    10,261,279
==============================================================================
                                                                    14,916,787
==============================================================================

LUXEMBOURG--0.43%

Millicom International Cellular S.A.                  52,411         2,052,415
==============================================================================

MALAYSIA--6.42%

Parkson Holdings Berhad                           10,836,100         9,698,296
------------------------------------------------------------------------------
Public Bank Berhad                                 2,452,100         5,848,992
------------------------------------------------------------------------------
SP Setia Berhad                                    2,955,500         2,684,304
------------------------------------------------------------------------------
Top Glove Corp. Berhad                            10,115,800        12,539,533
==============================================================================
                                                                    30,771,125
==============================================================================

MEXICO--8.26%

America Movil S.A.B de C.V. -Series L
   -ADR                                              665,200        18,964,852
------------------------------------------------------------------------------
Grupo Financiero BanCrecer S.A. de
   C.V. -Series B (d)                                      1                 0
------------------------------------------------------------------------------
Grupo Financiero Banorte S.A.B. de
   C.V. -Class O                                   2,334,800         3,082,593
------------------------------------------------------------------------------
Grupo Televisa S.A. -ADR                             953,091        13,333,743
------------------------------------------------------------------------------
Urbi, Desarrollos Urbanos, S.A. de C.V.(d)         4,111,300         4,220,562
==============================================================================
                                                                    39,601,750
==============================================================================

PHILIPPINES--9.22%

First Gen Corp. (b)(d)                             3,037,400           841,220
------------------------------------------------------------------------------
First Gen Corp. (d)                                2,600,300           720,163
------------------------------------------------------------------------------
GMA Holdings, Inc. -PDR (b)(d)                     2,532,000           174,029
------------------------------------------------------------------------------
GMA Holdings, Inc. -PDR (d)                       99,821,000         6,860,877
------------------------------------------------------------------------------
Philippine Long Distance Telephone Co.               368,110        16,308,178
------------------------------------------------------------------------------
PNOC Energy Development Corp. (b)                  3,623,000           164,745
------------------------------------------------------------------------------
PNOC Energy Development Corp.                     79,228,000         3,602,665
------------------------------------------------------------------------------
SM Investments Corp.                               3,848,628        15,526,673
==============================================================================
                                                                    44,198,550
==============================================================================

RUSSIA--4.48%

Gazprom -ADR                                         424,250         5,502,523
------------------------------------------------------------------------------
LUKOIL -ADR                                          180,932         6,070,269
------------------------------------------------------------------------------
Mobile TeleSystems -ADR                              213,900         4,556,070
------------------------------------------------------------------------------
Pharmstandard (b)(d)                                 125,000         1,637,500
------------------------------------------------------------------------------
Pharmstandard (d)                                     93,100         1,219,610
------------------------------------------------------------------------------
Vimpel-Communications -ADR                           411,000         2,502,990
==============================================================================
                                                                    21,488,962
==============================================================================

SOUTH AFRICA--3.07%

Naspers Ltd. -Class N                                546,632         8,357,886
------------------------------------------------------------------------------
Sasol Ltd.                                           160,738         4,295,761
------------------------------------------------------------------------------
Standard Bank Group Ltd.                             299,036         2,065,690
==============================================================================
                                                                    14,719,337
==============================================================================

      See accompanying notes which are an integral part of this schedule.

AIM DEVELOPING MARKETS FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
SOUTH KOREA--5.92%

CJ CheilJedang Corp.                                  22,302   $     2,464,092
------------------------------------------------------------------------------
CJ Corp.                                             145,829         3,444,244
------------------------------------------------------------------------------
Hyundai Department Store Co., Ltd.                   106,840         4,884,279
------------------------------------------------------------------------------
Hyundai Development Co.                              144,420         3,734,145
------------------------------------------------------------------------------
Hyundai H&S Co., Ltd.                                 73,434         3,216,306
------------------------------------------------------------------------------
KCC Engineering & Construction Co., Ltd.             161,050         2,496,915
------------------------------------------------------------------------------
Lotte Confectionery Co., Ltd.                          5,648         4,943,377
------------------------------------------------------------------------------
TechnoSemiChem Co., Ltd.                             339,255         3,168,926
==============================================================================
                                                                    28,352,284
==============================================================================

SWEDEN--1.21%

Oriflame Cosmetics S.A. -SDR                         243,745         5,779,732
==============================================================================

TAIWAN--3.88%

Hung Poo Real Estate Development Corp.             6,618,000         3,892,381
------------------------------------------------------------------------------
Taiwan Mobile Co., Ltd.                            6,862,242         9,574,748
------------------------------------------------------------------------------
Wistron Corp.                                      7,316,769         5,115,636
==============================================================================
                                                                    18,582,765
==============================================================================

THAILAND--3.95%

Kasikornbank PCL                                   7,119,200         9,133,532
------------------------------------------------------------------------------
Siam Commercial Bank PCL                           6,718,200         9,811,378
==============================================================================
                                                                    18,944,910
==============================================================================

TURKEY--3.50%

Eczacibasi Ilac Sanayi ve Ticaret
   A.S.                                           11,723,400         5,867,919
------------------------------------------------------------------------------
Haci Omer Sabanci Holding A.S.                     2,081,768         3,951,928
------------------------------------------------------------------------------
Tupras-Turkiye Petrol Rafinerileri
   A.S.                                              521,849         4,920,011
------------------------------------------------------------------------------
Turk Traktor ve Ziraat Makineleri
   A.S.                                              836,494         2,054,936
==============================================================================
                                                                    16,794,794
==============================================================================
      Total Foreign Common Stocks & Other Equity
         Interests
         (Cost $656,236,638)                                       400,243,397
==============================================================================

PREFERRED STOCKS-2.96%

BRAZIL--2.96%

Petroleo Brasileiro S.A. -ADR -Pfd.                  475,000        10,288,500
------------------------------------------------------------------------------
Duratex S.A. -Pfd. (b)                               220,000         1,480,242
------------------------------------------------------------------------------
Duratex S.A. -Pfd.                                   359,700         2,420,195
==============================================================================
      Total Preferred Stocks
         (Cost $8,091,361)                                          14,188,937
==============================================================================

MONEY MARKET FUNDS-11.41%

Liquid Assets Portfolio -Institutional
   Class(e)                                       27,342,093        27,342,093
------------------------------------------------------------------------------
Premier Portfolio -Institutional                  27,342,093        27,342,093
   Class(e)
==============================================================================
      Total Money Market Funds
         (Cost $54,684,186)                                         54,684,186
==============================================================================
TOTAL INVESTMENTS-97.87%
   (Cost $719,012,185)                                             469,116,520
==============================================================================
OTHER ASSETS LESS LIABILITIES-2.13%                                 10,201,010
==============================================================================
NET ASSETS-100.00%                                             $   479,317,530
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR  -- American Depositary Receipt
BDR  -- British Deposit Receipts
PDR  -- Phillipine Deposit Receipt
Pfd. -- Preferred
SDR  -- Swedish Depositary Receipt

Notes to Schedule of Investments:

(a)  Each unit represents one common share and four preferred shares.

(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2009 was $14,722,223, which represented 3.07% of the Fund's Net Assets.

(c)  Each unit represents one ordinary share and two preferred shares.

(d)  Non-income producing security.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying notes which are an integral part of this schedule.

AIM DEVELOPING MARKETS FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

         Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM DEVELOPING MARKETS FUND

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

         The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

AIM DEVELOPING MARKETS FUND

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

         Level 1 - Prices are determined using quoted prices in an active market for identical assets.

         Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

         Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

         Below is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

               INVESTMENTS
INPUT LEVEL   IN SECURITIES
---------------------------
Level 1       $239,379,577
---------------------------
Level 2        229,736,943
---------------------------
Level 3                 --
===========================
              $469,116,520
___________________________
===========================

AIM DEVELOPING MARKETS FUND

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2009 was $33,070,361 and $24,810,841, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    28,396,204
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                (278,937,566)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities      $  (250,541,362)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $719,657,882.

                           AIM GLOBAL HEALTH CARE FUND
            Quarterly Schedule of Portfolio Holdings January 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com              GHC-QTR-1 01/09           Invesco Aim Advisors, Inc.

AIM GLOBAL HEALTH CARE FUND

SCHEDULE OF INVESTMENTS (a)
January 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
   INTERESTS-94.01%

BIOTECHNOLOGY--24.02%

Amgen Inc. (b)                                       570,901   $    31,313,920
------------------------------------------------------------------------------
Array BioPharma Inc. (b)(c)                          541,465         2,165,860
------------------------------------------------------------------------------
Athersys Inc. (Acquired 04/17/00;
   Cost $10,000,000)(b)(d)(e)                        277,594           274,818
------------------------------------------------------------------------------
Biogen Idec Inc.(b)                                  187,514         9,122,556
------------------------------------------------------------------------------
BioMarin Pharmaceutical Inc. (b)(c)                  604,413        11,640,994
------------------------------------------------------------------------------
Celgene Corp. (b)                                    442,626        23,437,047
------------------------------------------------------------------------------
CSL Ltd. (Australia)                                 427,218        10,061,841
------------------------------------------------------------------------------
Evolutionary Genomics/GenoPlex, Inc.
   (Acquired 09/15/97-06/25/98; Cost
   $408,490)(b)(d)(e)(f)                             109,377                 1
------------------------------------------------------------------------------
Genentech, Inc. (b)                                  449,001        36,476,841
------------------------------------------------------------------------------
Genzyme Corp. (b)                                    404,094        27,850,159
------------------------------------------------------------------------------
Gilead Sciences, Inc. (b)                            753,325        38,246,310
------------------------------------------------------------------------------
Incyte Corp. (b)(c)                                  488,713         1,431,929
------------------------------------------------------------------------------
Onyx Pharmaceuticals, Inc. (b)(c)                    134,426         4,090,583
------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc. (b)(c)                     183,601         6,536,196
------------------------------------------------------------------------------
Pharmasset, Inc. (b)(c)                              127,400         1,452,360
------------------------------------------------------------------------------
Rigel Pharmaceuticals, Inc. (b)(c)                   322,584         2,254,862
------------------------------------------------------------------------------
United Therapeutics Corp. (b)(c)                     145,937         9,916,419
------------------------------------------------------------------------------
                                                                   216,272,696
==============================================================================

DRUG RETAIL--2.49%

CVS Caremark Corp.                                   725,696        19,506,708
------------------------------------------------------------------------------
Drogasil S.A. (Brazil)                               861,426         2,966,600
==============================================================================
                                                                    22,473,308
==============================================================================

HEALTH CARE DISTRIBUTORS--0.13%

Animal Health International, Inc. (b)                725,921         1,132,437
==============================================================================

HEALTH CARE EQUIPMENT--16.21%

American Medical Systems Holdings,
   Inc. (b)(c)                                       599,979         6,419,775
------------------------------------------------------------------------------
Baxter International Inc.                            254,900        14,949,885
------------------------------------------------------------------------------
Becton, Dickinson and Co.                            281,200        20,434,804
------------------------------------------------------------------------------
Covidien Ltd.                                        436,917        16,751,398
------------------------------------------------------------------------------
Dexcom Inc. (b)(c)                                   721,605         2,330,784
------------------------------------------------------------------------------
Hologic, Inc. (b)(c)                                 581,928         6,860,931
------------------------------------------------------------------------------
Hospira, Inc. (b)                                    287,022         7,146,848
------------------------------------------------------------------------------
Insulet Corp. (b)(c)                                 431,854         3,428,921
------------------------------------------------------------------------------
Medtronic, Inc.                                      735,024        24,615,954
------------------------------------------------------------------------------
Nobel Biocare Holding AG
   (Switzerland)(c)                                  153,472         2,369,463
------------------------------------------------------------------------------
ResMed Inc. (b)                                      236,481         9,435,592
------------------------------------------------------------------------------
Sensys Medical, Inc. (Acquired
   04/23/04-08/09/06; Cost
   $1,302)(b)(d)(e)                                    8,750               656
------------------------------------------------------------------------------
Smith & Nephew PLC (United Kingdom)                1,120,245         8,143,183
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT--(CONTINUED)

Stryker Corp.                                        165,200   $     6,978,048
------------------------------------------------------------------------------
Wright Medical Group, Inc. (b)(c)                    413,947         8,585,261
------------------------------------------------------------------------------
Zimmer Holdings, Inc. (b)                            207,398         7,549,287
==============================================================================
                                                                   146,000,790
==============================================================================

HEALTH CARE FACILITIES--1.97%

Assisted Living Concepts Inc. -Class
   A (b)(c)                                          984,704         3,909,275
------------------------------------------------------------------------------
Rhoen-Klinikum AG (Germany)                          676,346        13,848,211
==============================================================================
                                                                    17,757,486
==============================================================================

HEALTH CARE SERVICES--6.52%

DaVita, Inc. (b)                                     306,414        14,401,458
------------------------------------------------------------------------------
Express Scripts, Inc. (b)                            259,807        13,967,225
------------------------------------------------------------------------------
Medco Health Solutions, Inc. (b)                     476,399        21,404,607
------------------------------------------------------------------------------
Quest Diagnostics Inc.                               181,578         8,960,874
==============================================================================
                                                                    58,734,164
==============================================================================

HEALTH CARE SUPPLIES--1.93%

Alcon, Inc.                                           81,200         6,953,968
------------------------------------------------------------------------------
Align Technology, Inc. (b)(c)                        252,000         1,985,760
------------------------------------------------------------------------------
DENTSPLY International Inc. (c)                      312,849         8,418,767
==============================================================================
                                                                    17,358,495
==============================================================================

HEALTH CARE TECHNOLOGY--0.44%

Allscripts-Misys Healthcare
   Solutions, Inc. (c)                               474,919         3,998,818
==============================================================================

LIFE & HEALTH INSURANCE--0.48%

Amil Participacoes S.A. (Brazil)(d)                1,382,700         4,285,598
==============================================================================

LIFE SCIENCES TOOLS & SERVICES--5.86%

AMAG Pharmaceuticals, Inc. (b)(c)                     67,481         2,378,705
------------------------------------------------------------------------------
ICON PLC -ADR (United Kingdom)(b)                    225,562         4,533,796
------------------------------------------------------------------------------
Life Technologies Corp. (b)(c)                       278,159         7,081,928
------------------------------------------------------------------------------
Pharmaceutical Product Development,
   Inc.                                              507,448        12,122,933
------------------------------------------------------------------------------
Pharmanet Development Group, Inc.
   (b)(c)(f)                                       1,161,280         1,521,277
------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc. (b)                   603,065        21,668,125
------------------------------------------------------------------------------
Varian Inc. (b)                                      124,432         3,464,187
==============================================================================
                                                                    52,770,951
==============================================================================

MANAGED HEALTH CARE--7.14%

Aetna Inc.                                           338,386        10,489,966
------------------------------------------------------------------------------
AMERIGROUP Corp. (b)(c)                              245,977         6,879,977
------------------------------------------------------------------------------
Aveta, Inc. (Acquired 12/21/05; Cost
   $10,877,598)(b)(d)                                805,748         1,208,622
------------------------------------------------------------------------------
CIGNA Corp.                                          236,626         4,107,827
------------------------------------------------------------------------------
Health Net Inc. (b)(c)                               597,995         8,748,667
------------------------------------------------------------------------------
UnitedHealth Group Inc.                              635,709        18,009,636
==============================================================================

See accompanying notes which are an integral part of this schedule.

AIM GLOBAL HEALTH CARE FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
MANAGED HEALTH CARE--(CONTINUED)

WellPoint Inc. (b)                                   358,426  $     14,856,758
==============================================================================
                                                                    64,301,453
==============================================================================

PHARMACEUTICALS--26.82%

Allergan, Inc.                                       336,771        12,837,711
------------------------------------------------------------------------------
ARYx Therapeutics, Inc. (b)                          498,000         1,145,400
------------------------------------------------------------------------------
Auxilium Pharmaceuticals Inc. (b)(c)                 163,449         4,995,002
------------------------------------------------------------------------------
Bayer AG (Germany)                                   148,217         7,892,244
------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                           1,055,809        22,604,871
------------------------------------------------------------------------------
Cadence Pharmaceuticals, Inc. (b)(c)                 701,052         5,047,574
------------------------------------------------------------------------------
EastPharma Ltd. -GDR (Turkey)(b)(d)                  674,841         1,282,198
------------------------------------------------------------------------------
Hikma Pharmaceuticals PLC  (United
   Kingdom)(c)                                       745,313         3,865,498
------------------------------------------------------------------------------
Ipsen S.A. (France)(c)                               212,595         8,338,507
------------------------------------------------------------------------------
Johnson & Johnson                                    597,715        34,482,178
------------------------------------------------------------------------------
Locus Pharmaceuticals, Inc.
   (Acquired 11/21/00-05/09/07; Cost
   $6,852,940)(b)(d)(e)                              258,824           355,236
------------------------------------------------------------------------------
MAP Pharmaceuticals Inc. (b)(c)                      252,083         2,288,914
------------------------------------------------------------------------------
Merck KGaA (Germany)(c)                               81,364         6,900,079
------------------------------------------------------------------------------
Novartis AG -ADR (Switzerland)                       337,838        13,939,196
------------------------------------------------------------------------------
Pfizer Inc.                                        1,026,371        14,964,489
------------------------------------------------------------------------------
Pharmstandard -GDR (Russia)(b)(d)                    138,700           963,965
------------------------------------------------------------------------------
Roche Holding AG (Switzerland)                       193,394        27,240,822
------------------------------------------------------------------------------
Sanofi-Aventis -ADR (France)                         150,449         4,238,148
------------------------------------------------------------------------------
Shire PLC -ADR (United Kingdom)(c)                   160,384         7,003,969
------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.
   (Japan)                                           191,700         8,956,386
------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.
   -ADR (Israel)(c)                                  207,400         8,596,730
------------------------------------------------------------------------------
Wyeth                                              1,013,159        43,535,442
==============================================================================
                                                                   241,474,559
==============================================================================
   Total Common Stocks & Other Equity
      Interests
      (Cost $950,784,134)                                          846,560,755
==============================================================================

PREFERRED STOCKS--0.21%

HEALTH CARE EQUIPMENT--0.20%

Intact Medical Corp. -Series C, Pfd.
   (Acquired 03/26/01; Cost
   $2,000,001)(b)(d)(e)                            2,439,026           178,341
==============================================================================
Sensys Medical, Inc.,
   Series A-2, Pfd.,
   (Acquired 02/25/98-09/30/05;
   Cost $7,627,993)(b)(d)(e)                       2,173,209         1,418,019
------------------------------------------------------------------------------
   Series B, Conv. Pfd.,
   (Acquired 03/16/05-01/12/07;
   Cost $245,305)(b)(d)(e)                           282,004           184,008
==============================================================================
                                                                     1,780,368
==============================================================================

PHARMACEUTICALS--0.01%

BioImagene, Inc. -Series B-2, Pfd.
   (Acquired 05/24/01; Cost
   $2,700,000)(b)(d)(e)                              187,734            94,505
==============================================================================
   Total Preferred Stocks
      (Cost $12,573,299)                                             1,874,873
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------

MONEY MARKET FUNDS--5.77%

Liquid Assets Portfolio
   -Institutional Class(g)                        25,954,522   $    25,954,522
------------------------------------------------------------------------------
Premier Portfolio -Institutional
   Class(g)                                       25,954,522        25,954,522
==============================================================================
   Total Money Market Funds
   (Cost $51,909,044)                                             51,909,044
==============================================================================
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)--99.99%
   (Cost $1,015,266,477)                                           900,344,672
==============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON LOAN

MONEY MARKET FUNDS--9.79%

Liquid Assets Portfolio
   -Institutional Class
   (Cost $88,166,926)(g)(h)                       88,166,926        88,166,926
==============================================================================
TOTAL INVESTMENTS-109.78%
   (Cost $1,103,433,403)                                           988,511,598
==============================================================================
OTHER ASSETS LESS LIABILITIES-(9.78)%                              (88,045,317)
==============================================================================
NET ASSETS-100.00%                                             $   900,466,281
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR   -- American Depositary Receipt
Conv. -- Convertible
GDR   -- Global Depositary Receipt
Pfd.  -- Preferred

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at January 31, 2009.

(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2009 was $10,245,967, which represented 1.14% of the Fund's Net Assets.

(e)  Security is considered venture capital. See Note 1D.

(f) Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of January 31, 2009 was $1,521,278, which represented 0.17% of the Fund's Net Assets. See Note 3.

(g) The money market fund and the Fund are affiliated by having the same investment advisor.

(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.

See accompanying notes which are an integral part of this schedule.

AIM GLOBAL HEALTH CARE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM GLOBAL HEALTH CARE FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales arecomputed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.


C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS -- The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

          The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

E. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

AIM GLOBAL HEALTH CARE FUND

     Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL    INVESTMENTS IN SECURITIES   OTHER INVESTMENTS*
-------------------------------------------------------------
Level 1               $957,910,799              $385,429
-------------------------------------------------------------
Level 2                 27,255,916                    --
-------------------------------------------------------------
Level 3                  3,344,883                    --
-------------------------------------------------------------
                      $988,511,598              $385,429
_____________________________________________________________
=============================================================

* Other investments include foreign currency contracts which are included at unrealized appreciation.

AIM GLOBAL HEALTH CARE FUND

NOTE 3 -- INVESTMENTS IN OTHER AFFILIATES

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the three months ended January 31, 2009.

                                                             CHANGE IN
                                                             UNREALIZED                                 REALIZED
                     VALUE       PURCHASES     PROCEEDS     APPRECIATION      VALUE       DIVIDEND        GAIN
                   10/31/08       AT COST     FROM SALES   (DEPRECIATION)   01/31/09       INCOME        (LOSS)
------------------------------------------------------------------------------------------------------------------
Evolutionary
Genomics/
GenoPlex,
Inc(a)            $        1       $--           $--         $      --     $        1       $--           $--
------------------------------------------------------------------------------------------------------------------
Pharmanet
Development
Group,
Inc.               1,858,048        --            --          (336,771)     1,521,277        --            --
==================================================================================================================
Total
Investments
in Affiliates     $1,858,049       $--           $--         $(336,771)    $1,521,278       $--           $--
__________________________________________________________________________________________________________________
==================================================================================================================

(a) As of November 30, 2008, this security is no longer considered an affiliate of the Fund.

NOTE 4 -- FOREIGN CURRENCY CONTRACTS AT PERIOD-END

                  OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END


                     CONTRACT TO
SETTLEMENT  ------------------------------                UNREALIZED
   DATE         DELIVER         RECEIVE         VALUE    APPRECIATION
---------------------------------------------------------------------
02/10/09    GBP  4,800,000  USD  7,481,888  $ 6,957,613  $   524,275
_____________________________________________________________________
=====================================================================


                     CONTRACT TO                          UNREALIZED
SETTLEMENT  ------------------------------              APPRECIATION
   DATE         DELIVER         RECEIVE         VALUE  (DEPRECIATION)
---------------------------------------------------------------------
02/10/09    CHF 15,570,000  USD 13,313,154  $ 13,423,781 $  (110,627)
---------------------------------------------------------------------
02/10/09    EUR  9,300,000  USD 11,871,264    11,899,483     (28,219)
=====================================================================
                                                         $  (138,846)
=====================================================================
TOTAL OPEN FOREIGN CURRENCY CONTRACTS                    $   385,429
_____________________________________________________________________
=====================================================================

                 CLOSED FOREIGN CURRENCY CONTRACTS AT PERIOD END


                     CONTRACT TO
  CLOSED    ------------------------------                 REALIZED
   DATE         DELIVER         RECEIVE         VALUE         GAIN
---------------------------------------------------------------------
12/17/08    USD  3,475,553  GBP  2,250,000  $ 3,570,143  $    94,590
_____________________________________________________________________
=====================================================================


                     CONTRACT TO                           REALIZED
  CLOSED    ------------------------------                    GAIN
   DATE         DELIVER         RECEIVE         VALUE        (LOSS)
---------------------------------------------------------------------
11/24/08    USD  3,386,303  EUR  2,650,000  $ 3,382,672  $    (3,631)
---------------------------------------------------------------------
12/17/08    USD 11,080,946  CHF 12,000,000   10,260,620     (820,326)
---------------------------------------------------------------------
12/17/08    USD  7,859,665  EUR  5,500,000    7,020,640     (839,025)
=====================================================================
                                                         $(1,662,982)
=====================================================================
TOTAL CLOSED FOREIGN CURRENCY CONTRACTS                  $(1,568,392)
=====================================================================
TOTAL FOREIGN CURRENCY CONTRACTS                         $(1,182,963)
_____________________________________________________________________
=====================================================================

CURRENCY ABBREVIATIONS:

CHF -- SWISS FRANC
EUR -- EURO
GBP -- BRITISH POUND STERLING
USD -- U.S. DOLLAR

                              AIM GLOBAL HEALTH CARE FUND

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2009 was $67,865,401 and $123,472,291, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    82,051,470
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities               (211,898,359)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities      $ (129,846,889)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $1,118,358,487.

                       AIM INTERNATIONAL TOTAL RETURN FUND
            Quarterly Schedule of Portfolio Holdings January 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com              ITR-QTR-1 01/09           Invesco Aim Advisors, Inc.

AIM INTERNATIONAL TOTAL RETURN FUND


SCHEDULE OF INVESTMENTS (a)
January 31, 2009
(Unaudited)


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
NON-U.S. DOLLAR DENOMINATED BONDS &
   NOTES--98.38%(B)

AUSTRIA--7.13%

Austria Government,
   Medium-Term Euro Notes,
   3.80%, 10/20/13(c)                        EUR   3,260,000   $     4,266,147
------------------------------------------------------------------------------
Pfandbriefstelle der
   Oesterreichischen
   Landes-Hypothekenbanken-Series
   2, Tranche 2, Sr. Unsec.
   Unsub. Medium-Term Euro
   Notes, 1.60%, 02/15/11                    JPY 210,000,000         2,306,643
==============================================================================
                                                                     6,572,790
==============================================================================

BELGIUM--2.07%

Belgium Government-Series 48,
   Sr. Euro Bonds, 4.00%,
   03/28/22                                  EUR   1,560,000         1,907,532
==============================================================================

BERMUDA--0.10%

Central European Media
   Enterprises Ltd.-REGS, Sr.
   Sec. Gtd. Euro Notes,
   8.25%, 05/15/12 (Acquired
   10/15/07; Cost $149,562)(c) EUR                   100,000            94,057
==============================================================================

BRAZIL--0.43%

Brazilian Government,
   Unsec. Unsub. Euro
   Bonds,
   9.50%, 01/24/11                           EUR     160,000           218,776
------------------------------------------------------------------------------
   Unsec. Unsub. Global Bonds,
   7.38%, 02/03/15                           EUR     130,000           175,094
==============================================================================
                                                                       393,870
==============================================================================

CANADA--3.70%

Canadian Government, Bonds,
   4.50%, 06/01/15                           CAD     810,000           739,157
------------------------------------------------------------------------------
   5.50%, 06/01/09                           CAD   1,050,000           869,029
------------------------------------------------------------------------------
   Notes,
   4.00%, 06/01/17                           CAD   2,035,000         1,801,058
==============================================================================
                                                                     3,409,244
==============================================================================

CHINA--1.19%

China Government, Unsec. Euro
   Bonds, 4.25%, 10/28/14                    EUR     880,000         1,098,199
==============================================================================

FINLAND--1.43%

Finland Government, Euro
   Bonds, 5.00%, 04/25/09                    EUR   1,020,000         1,314,265
==============================================================================

FRANCE--9.90%
Dexia Municipal Agency, Sr
   Sec. Medium-Term Euro
   Notes, 1.80%, 05/09/17                    JPY 550,000,000         5,477,173
==============================================================================


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
FRANCE--(CONTINUED)

Electricite de France, Sr.
   Unsec. Unsub. Medium-Term
   Euro Notes, 5.00%, 05/30/14               EUR     400,000   $       530,615
------------------------------------------------------------------------------
France Government Bond OAT,
   Euro Bonds, 1.60%, 07/25/15               EUR   1,870,000         2,613,202
------------------------------------------------------------------------------
Rhodia S.A.-REGS, Sr. Unsec.
   Floating Rate Euro Notes,
   5.36%, 10/15/13(c)(d)                     EUR      70,000            43,446
-------------------------------------------------------------------------------
Vivendi, Sr. Unsec.
   Medium-Term Euro Notes,
   7.75%, 01/23/14                           EUR     350,000           458,058
==============================================================================
                                                                     9,122,494
==============================================================================

GERMANY--15.47%

Bayerische Landesbank-Series
   103, Tranche 1, Sr. Unsec.
   Unsub. Medium-Term Euro
   Notes, 1.40%, 04/22/13                    JPY 230,000,000         2,465,576
------------------------------------------------------------------------------
Bundesobligation-Series 148,
   Euro Bonds, 3.50%, 04/08/11               EUR   3,500,000         4,657,933
------------------------------------------------------------------------------
Bundesrepublik
   Deutschland-Series 00, Euro
   Bonds, 5.50%, 01/04/31                    EUR   2,910,000         4,413,326
------------------------------------------------------------------------------
Commerzbank AG, Sr. Gtd. Euro
   Bonds, 2.75%, 01/13/12                    EUR     800,000         1,026,311
------------------------------------------------------------------------------
Kreditanstalt fuer
   Wiederaufbau, Sr. Unsec.
   Gtd. Unsub. Global Notes,
   2.05%, 02/16/26                           JPY   4,000,000            42,522
------------------------------------------------------------------------------
Landwirtschaftliche
   Rentenbank, Unsec. Gtd.
   Unsub. Medium-Term Euro
   Notes, 1.38%, 04/25/13                    JPY 150,000,000         1,646,313
==============================================================================
                                                                    14,251,981
==============================================================================

GREECE--3.54%

Hellenic Republic Government,
   Euro Bonds, 5.25%, 05/18/12               EUR   2,500,000         3,264,780
==============================================================================

HUNGARY--0.10%
Agrokor, Sr. Sec. Gtd. Euro
   Notes, 7.00%, 11/23/11                    EUR     100,000            90,858
==============================================================================

IRELAND--2.43%
Depfa ACS Bank-Series 686,
   Tranche 1, Sr. Sec. Unsub.
   Medium-Term Euro Notes,
   1.65%, 12/20/16                           JPY 270,000,000         1,923,096
------------------------------------------------------------------------------
Irish Life Assurance PLC, Jr.
   Unsec. Sub. Euro Bonds,
   5.25%(e)                                  EUR     300,000           157,402
------------------------------------------------------------------------------
TransCapitallnvest Ltd. for
   OJSC AK Transneft-REGS, Sr.
   Sec. Loan Participation
   Euro Notes, 5.38%, 06/27/12
   (Acquired 10/23/07; Cost
   $209,850)(c)                              EUR     150,000           155,002
==============================================================================
                                                                     2,235,500
==============================================================================



See accompanying notes which are an integral part of this schedule.

AIM INTERNATIONAL TOTAL RETURN FUND


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
ITALY--3.27%

Intesa Sanpaolo S.p.A, Sr.
   Unsec. Medium-Term Euro
   Notes, 5.00%, 04/28/11                    EUR     400,000   $       520,677
------------------------------------------------------------------------------
Italy Buoni Poliennali Del Tesoro,
   Euro Bonds,
   4.50%, 08/01/10                           EUR   1,630,000         2,159,955
------------------------------------------------------------------------------
   5.75%, 02/01/33                           EUR     250,000           335,744
==============================================================================
                                                                     3,016,376
==============================================================================

JAPAN--11.60%

Development Bank of Japan,
   Unsec. Gtd. Global Bonds,
   1.75%, 03/17/17                           JPY 570,000,000         6,479,552
------------------------------------------------------------------------------
Japan Finance Corp. for
   Municipal Enterprises,
   Unsec. Gtd. Unsub. Global
   Bonds, 1.55%, 02/21/12                    JPY 370,000,000         4,207,524
==============================================================================
                                                                    10,687,076
==============================================================================

MEXICO--0.29%

Mexico Government,
   Sr. Unsec. Unsub. Medium-Term Global
   Notes, 5.38%, 06/10/13                    EUR     100,000           130,208
------------------------------------------------------------------------------
   Series A,
   Medium-Term Euro Notes,
   4.25%, 06/16/15                           EUR     120,000           140,295
==============================================================================
                                                                       270,503
==============================================================================

NETHERLANDS--5.73%

Deutsche Telekom International
   Finance B.V., Sr. Unsec.
   Gtd. Unsub. Medium-Term
   Euro Notes, 6.00%, 01/20/17 EUR                   400,000           504,794
------------------------------------------------------------------------------
E. ON International Finance
   B.V., Gtd. Medium-Term Euro
   Notes, 5.13%, 01/27/14                    GBP     650,000           961,878
------------------------------------------------------------------------------
Koninklijke KPN N.V.-Series
   12, Tranche 1, Sr. Unsec.
   Unsub. Medium-Term Euro
   Notes, 4.75%, 01/17/17                    EUR     200,000           223,818
------------------------------------------------------------------------------
Netherlands Government
   Euro Bonds,
   3.75%, 07/15/09                           EUR   1,180,000         1,525,766
------------------------------------------------------------------------------
   5.00%, 07/15/12                           EUR     690,000           952,619
------------------------------------------------------------------------------
Rabobank Nederland N.V.-Series
   1691A, Tranche 1, Sr.
   Unsec. Unsub. Medium-Term
   Euro Notes, 1.05%, 01/22/10               JPY 100,000,000         1,106,525
==============================================================================
                                                                     5,275,400
==============================================================================

NORWAY--1.55%

Eksportfinans A.S.,
   Medium-Term Global Notes,
   1.60%, 03/20/14                           JPY 130,000,000         1,430,496
==============================================================================

PORTUGAL--0.74%
Portugal Obrigacoes do Tesouro
   O.T., Euro Bonds, 4.10%,
   04/15/37                                  EUR     590,000           682,052
==============================================================================


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------

SPAIN--6.50%

BBVA Senior Finance S.A., Sr.
   Unsec. Gtd. Medium-Term
   Euro Notes, 4.88%, 01/23/14               EUR     300,000   $       386,708
------------------------------------------------------------------------------
Caixa d'Estalvis de Catalunya,
   Sec. Mortgage-Backed Euro
   Notes, 3.50%, 03/07/16                    EUR   1,000,000         1,163,815
------------------------------------------------------------------------------
Spanish Government,
   Euro Bonds,
   4.20%, 07/30/13                           EUR   1,140,000         1,505,829
------------------------------------------------------------------------------
   4.20%, 01/31/37                           EUR     370,000           428,198
------------------------------------------------------------------------------
   5.15%, 07/30/09                           EUR   1,720,000         2,240,191
------------------------------------------------------------------------------
Telefonica Emisiones SAU, Gtd.
   Medium-Term Euro Notes,
   5.43%, 02/03/14                           EUR     200,000           260,443
==============================================================================
                                                                     5,985,184
==============================================================================

SUPRANATIONAL--5.64%

Asian Development Bank-Series
   339-00-1, Sr. Unsec.
   Medium-Term Global Notes,
   2.35%, 06/21/27                           JPY 360,000,000         4,005,662
------------------------------------------------------------------------------

European Investment Bank, Sr.
   Unsec. Unsub. Global Bonds,
   1.40%, 06/20/17                           JPY 110,000,000         1,192,873
==============================================================================
                                                                     5,198,535
==============================================================================

SWEDEN--0.92%

Swedish Government-Series
   1046, Domestic Bonds,
   5.50%, 10/08/12                           SEK   6,360,000           852,154
==============================================================================

SWITZERLAND-0.57%

Credit Suisse, Sr. Unsec.
   Medium-Term Euro Notes,
   6.13%, 08/05/13                           EUR     400,000           520,932
==============================================================================

UNITED KINGDOM--11.68%

Bank of Scotland PLC-Series
   1646/08, Sr. Unsec. Gtd.
   Unsub. Medium-Term Euro
   Notes, 5.63%, 05/23/13                    EUR     400,000           521,828
------------------------------------------------------------------------------
Barclays Bank PLC, Unsec. Sub.
   Euro Bonds, 14.00%(e)                     GBP     200,000           239,205
------------------------------------------------------------------------------
BAT International Finance PLC,
   Sr. Unsec. Gtd. Unsub.
   Medium-Term Euro Notes,
   5.38%, 06/29/17                           EUR     400,000           455,221
------------------------------------------------------------------------------
British Telecommunications
   PLC-Series 20081, Tranche
   1, Sr. Unsec. Unsub.
   Medium-Term Euro Notes,
   6.50%, 07/07/15                           EUR     750,000           882,420
------------------------------------------------------------------------------
Centrica PLC-Series 11,
   Tranche 1, Sr. Unsec.
   Unsub. Medium-Term Euro
   Notes, 7.13%, 12/09/13                    EUR     150,000           200,278
------------------------------------------------------------------------------
Imperial Tobacco Finance
   PLC-Series 19, Tranche 1,
   Sr. Unsec. Gtd. Unsub.
   Medium-Term Euro Notes,
   4.38%, 11/22/13                           EUR     400,000           436,430
------------------------------------------------------------------------------



See accompanying notes which are an integral part of this schedule.

AIM INTERNATIONAL TOTAL RETURN FUND


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------

UNITED KINGDOM--(CONTINUED)

Network Rail Infrastructure
   Finance PLC-Series 41,
   Tranche 1, Sec. Gtd.
   Medium-Term Euro Notes,
   4.88%, 03/07/12                           GBP   2,500,000   $     3,857,039
------------------------------------------------------------------------------
Royal Bank of Scotland Group
   PLC-Series 2958, Tranche 1,
   Sr. Unsec. Unsub.
   Medium-Term Euro Notes,
   5.25%, 05/15/13                           EUR     300,000           376,853
------------------------------------------------------------------------------
Tesco PLC-Series 62, Tranche
   1, Sr. Unsec. Medium-Term
   Euro Notes, 5.63%, 09/12/12               EUR     400,000           523,023
------------------------------------------------------------------------------
United Kingdom Treasury,
   Bonds,
   1.25%, 11/22/55                           GBP     200,000           361,302
------------------------------------------------------------------------------
   Gtd. Bonds,
   2.50%, 07/26/16                           GBP     610,000         2,436,609
------------------------------------------------------------------------------
Vodafone Group PLC-Series 40,
   Tranche 1, Sr. Unsec.
   Unsub. Medium-Term Euro
   Notes, 6.88%, 12/04/13                    EUR     350,000           477,090
==============================================================================
                                                                    10,767,298
==============================================================================

UNITED STATES--2.40%

General Electric Capital
   Corp., Sr. Unsec. Unsub.
   Medium-Term Euro Notes,
   0.75%, 02/05/09                           JPY  50,000,000           556,482
------------------------------------------------------------------------------
IBM Corp., Sr. Unsec.
   Medium-Term Euro Notes,
   6.63%, 01/30/14                           EUR     550,000           761,473
------------------------------------------------------------------------------
Toyota Motor Credit Corp.,
   Medium-Term Euro Notes,
   5.25%, 02/03/12                           EUR     400,000           519,042
------------------------------------------------------------------------------
Wachovia Corp.-Series E,
   Tranche 1, Unsec. Sub.
   Medium-Term Euro Notes,
   4.38%, 11/27/18                           EUR     400,000           375,689
==============================================================================
                                                                     2,212,686
==============================================================================
TOTAL INVESTMENTS--98.38%
   (Cost $91,860,694)                                               90,654,262
==============================================================================
OTHER ASSETS LESS LIABILITIES--1.62%                                 1,493,568
==============================================================================
NET ASSETS-100.00%                                             $    92,147,830
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

CAD      -- Canadian Dollar
EUR      -- Euro
GBP      -- British Pound Sterling
Gtd.     -- Guaranteed
JPY      -- Japanese Yen
Jr.      -- Junior
REGS     -- Regulation S
Sec.     -- Secured
SEK      -- Swedish Krona
Sr.      -- Senior
Sub.     -- Subordinated
Unsec.   -- Unsecured
Unsub.   -- Unsubordinated

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) Foreign denominated security. Principal amount is denominated in currency indicated.

(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2009 was $4,558,652, which represented 4.95% of the Fund's Net Assets.

(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2009.

(e)  Perpetual bond with no specified maturity date.



See accompanying notes which are an integral part of this schedule.

AIM INTERNATIONAL TOTAL RETURN FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

         Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

         Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

         Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

AIM INTERNATIONAL TOTAL RETURN FUND
     uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

         The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM INTERNATIONAL TOTAL RETURN FUND


F. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

          Level 1 - Prices are determined using quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          Below is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

               INVESTMENTS       OTHER
INPUT LEVEL   IN SECURITIES   INVESTMENTS*
------------------------------------------
Level 1        $        --     $  (160,617)
------------------------------------------
Level 2         90,654,262              --
------------------------------------------
Level 3                 --              --
------------------------------------------
               $90,654,262     $  (160,617)
__________________________________________
==========================================

* Other investments include open foreign currency and futures contracts, which are included at unrealized appreciation/(depreciation).

AIM INTERNATIONAL TOTAL RETURN FUND


NOTE 3--FOREIGN CURRENCY CONTRACTS AT PERIOD-END

                  OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------
                      CONTRACT TO
SETTLEMENT   -----------------------------                 UNREALIZED
   DATE        DELIVER           RECEIVE        VALUE     APPRECIATION
----------------------------------------------------------------------
04/09/09     EUR    411,138   GBP  380,000   $  550,533      $  24,843
----------------------------------------------------------------------
04/09/09     EUR    511,014   USD  660,000      653,393          6,607
----------------------------------------------------------------------
04/09/09     GBP  1,100,000   USD1,613,362    1,593,649         19,713
----------------------------------------------------------------------
04/09/09     USD    918,367   CAD1,170,000      953,618         35,251
======================================================================
                                                             $  86,414
______________________________________________________________________
======================================================================

                      CONTRACT TO
SETTLEMENT   -----------------------------                 UNREALIZED
   DATE        DELIVER           RECEIVE        VALUE     APPRECIATION
---------------------------------------------------------------------
04/09/09     CAD  1,170,000   USD  930,381   $  953,619    $   (23,238)
----------------------------------------------------------------------
04/09/09     JPY 73,661,580   EUR  620,000      792,745        (28,405)
----------------------------------------------------------------------
04/09/09     JPY150,000,000   USD1,599,265    1,672,140        (72,875)
----------------------------------------------------------------------
04/09/09     USD    397,095   EUR  300,000      383,586        (13,509)
======================================================================
                                                           $  (138,027)
======================================================================
TOTAL OPEN FOREIGN CURRENCY CONTRACTS                      $   (51,613)
______________________________________________________________________
======================================================================

CURRENCY ABBREVIATIONS:

CAD -- CANADIAN DOLLAR
EUR -- EURO
GBP -- BRITISH POUND STERLING
JPY -- JAPANESE YEN
USD -- U.S. DOLLAR

NOTE 4--FUTURES CONTRACTS AT PERIOD-END

                               OPEN FUTURES CONTRACTS
--------------------------------------------------------------------------------------
                                                                           UNREALIZED
                              NUMBER OF       MONTH/                      APPRECIATION
          CONTRACT            CONTRACTS     COMMITMENT         VALUE     (DEPRECIATION)
---------------------------------------------------------------------------------------
Canada 10 Year Bonds              10      March-09/Long    $ 1,011,088     $     35,374
---------------------------------------------------------------------------------------
Euro-Bonds                        55      March-09/Long      8,135,917          (59,394)
---------------------------------------------------------------------------------------
Long Gilt                          4      March-09/Long        680,909            7,060
---------------------------------------------------------------------------------------
U.S. Long Bonds                    9      March-09/Long      1,140,328          (35,336)
---------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes        23      March-09/Long      5,005,375           23,000
---------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes       31      March-09/Long      3,802,828          (91,223)
---------------------------------------------------------------------------------------
   Subtotal                                                $19,776,445     $   (120,519)
---------------------------------------------------------------------------------------
Euro-Bonds                         3      March-09/Short      (469,787)          11,522
---------------------------------------------------------------------------------------
Japan 10 Year Bonds                2      March-09/Short    (3,092,533)              (7)
---------------------------------------------------------------------------------------
   Subtotal                                                $(3,562,320)    $     11,515
=======================================================================================
      TOTAL                                                $16,214,125     $   (109,004)
_______________________________________________________________________________________
=======================================================================================

AIM INTERNATIONAL TOTAL RETURN FUND


NOTE 5--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2009 was $24,853,947 and $29,906,396, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities             $ 5,068,761
----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            (6,678,454)
==================================================================================
Net unrealized appreciation (depreciation) of investment securities    $(1,609,693)
==================================================================================
Cost of investments for tax purposes is $92,263,955.

                                 AIM JAPAN FUND
           Quarterly Schedule of Portfolio Holdings January 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com              JAP-QTR-1 01/09           Invesco Aim Advisors, Inc.

AIM JAPAN FUND

SCHEDULE OF INVESTMENTS(a)
January 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
FOREIGN STOCKS (JAPAN)--99.53%

APPAREL RETAIL--3.29%

Fast Retailing Co., Ltd.                               1,100   $       138,891
==============================================================================

AUTOMOBILE MANUFACTURERS--9.13%

Honda Motor Co., Ltd. (b)                              4,700           105,075
------------------------------------------------------------------------------
Mazda Motor Corp.                                     42,000            64,601
------------------------------------------------------------------------------
Suzuki Motor Corp.                                     3,000            40,349
------------------------------------------------------------------------------
Toyota Motor Corp.                                     5,500           175,414
==============================================================================
                                                                       385,439
==============================================================================

COMMODITY CHEMICALS--1.48%

Tosoh Corp.                                           30,000            62,663
==============================================================================

COMPUTER & ELECTRONICS RETAIL--0.66%

Yamada Denki Co., Ltd. (b)                               470            27,723
==============================================================================

COMPUTER HARDWARE--2.22%

Toshiba Corp. (b)                                     27,000            93,761
==============================================================================

CONSTRUCTION & FARM MACHINERY &
   HEAVY TRUCKS--4.17%

Komatsu Ltd. (b)                                       5,600            57,499
------------------------------------------------------------------------------
Kubota Corp. (b)                                      22,000           118,756
==============================================================================
                                                                       176,255
==============================================================================

CONSTRUCTION MATERIALS--0.36%

Taiheiyo Cement Corp. (b)                             11,000            15,037
==============================================================================

CONSUMER ELECTRONICS--4.19%

Funai Electric Co., Ltd.                               2,500            59,225
------------------------------------------------------------------------------
Panasonic Corp.                                        4,000            47,961
------------------------------------------------------------------------------
Sony Corp. (b)                                         3,600            69,616
==============================================================================
                                                                       176,802
==============================================================================

CONSUMER FINANCE--1.23%

Orient Corp. (c)                                      52,000            51,797
==============================================================================

DIVERSIFIED BANKS--8.02%

Aozora Bank, Ltd. (b)                                 70,000            77,780
------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.                  15,900            88,182
------------------------------------------------------------------------------
Mizuho Financial Group, Inc. (b)                      33,100            81,370
------------------------------------------------------------------------------
Sumitomo Mitsui Financial Group, Inc. (b)              2,300            91,112
==============================================================================
                                                                       338,444
==============================================================================

DIVERSIFIED CHEMICALS--0.91%

Ube Industries, Ltd.                                  18,000            38,584
==============================================================================

DIVERSIFIED METALS & MINING--1.30%

Mitsubishi Materials Corp.                            22,000            54,748
==============================================================================

DIVERSIFIED REAL ESTATE ACTIVITIES--3.07%

Mitsubishi Estate Co. Ltd.                             4,000            52,284
------------------------------------------------------------------------------
Nomura Real Estate Holdings, Inc. (b)                  2,300            40,639
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------
DIVERSIFIED REAL ESTATE
   ACTIVITIES--(CONTINUED)

Tokyo Tatemono Co., Ltd.                              11,000  $         36,711
==============================================================================
                                                                       129,634
==============================================================================

EDUCATION SERVICES--1.01%

Benesse Corp. (b)                                      1,000            42,538
==============================================================================

ELECTRIC UTILITIES--3.33%

Tokyo Electric Power Co., Inc. (The)                   4,500           140,619
==============================================================================

ELECTRONIC COMPONENTS--3.62%

Hoya Corp. (b)                                         2,400            42,640
------------------------------------------------------------------------------
IBIDEN Co., Ltd. (b)                                   4,500            90,777
------------------------------------------------------------------------------
Nippon Electric Glass Co., Ltd.                        3,000            19,587
==============================================================================
                                                                       153,004
==============================================================================

FOOD RETAIL--0.93%

Lawson, Inc.                                             800            39,460
==============================================================================

GAS UTILITIES--2.01%

Tokyo Gas Co., Ltd.                                   18,000            84,791
==============================================================================

HEALTH CARE EQUIPMENT--1.04%

Terumo Corp.                                           1,300            43,971
==============================================================================

HEAVY ELECTRICAL EQUIPMENT--0.76%

Mitsubishi Electric Corp.                              7,000            31,895
==============================================================================

HOME ENTERTAINMENT SOFTWARE--0.73%

Nintendo Co., Ltd.                                       100            30,763
==============================================================================

HOMEBUILDING--2.60%

Goldcrest Co., Ltd. (b)                                3,470            82,247
------------------------------------------------------------------------------
HASEKO Corp. (b)                                      30,000            27,735
==============================================================================
                                                                       109,982
==============================================================================

HOMEFURNISHING RETAIL--2.10%

Nitori Co., Ltd. (b)                                   1,250            88,495
==============================================================================

HOUSEHOLD PRODUCTS--1.14%

Unicharm Corp.                                           700            48,028
==============================================================================

INDUSTRIAL MACHINERY--4.31%

Japan Steel Works, Ltd. (The) (b)                     11,000           118,046
------------------------------------------------------------------------------
NGK Insulators, Ltd.                                   5,000            63,799
==============================================================================
                                                                       181,845
==============================================================================

IT CONSULTING & OTHER SERVICES--1.97%

IT Holdings Corp. (b)                                  5,600            83,251
==============================================================================
LIFE & HEALTH INSURANCE--1.39%

Sony Financial Holdings Inc.                              18            58,871
==============================================================================
MARINE--2.71%

Mitsui O.S.K. Lines, Ltd. (b)                         20,000           114,332
==============================================================================

See accompanying notes which are an integral part of this schedule.

AIM JAPAN FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.89%

Canon Inc. (b)                                         1,400   $        37,627
==============================================================================

OIL & GAS REFINING & MARKETING--1.74%

Showa Shell Sekiyu K.K.                                7,900            73,594
==============================================================================

PAPER PRODUCTS--1.12%

OJI Paper Co., Ltd. (b)                               10,000            47,317
==============================================================================

PHARMACEUTICALS--4.95%

Hisamitsu Pharmaceutical Co., Inc. (b)                   800            29,428
------------------------------------------------------------------------------
Kissei Pharmaceutical Co., Ltd.                        2,000            51,873
------------------------------------------------------------------------------
Shionogi & Co., Ltd.                                   6,000           127,814
==============================================================================
                                                                       209,115
==============================================================================

PROPERTY & CASUALTY INSURANCE--2.01%

Sompo Japan Insurance Inc. (b)                         6,000            37,263
------------------------------------------------------------------------------
Tokio Marine Holdings, Inc. (b)                        1,800            47,411
==============================================================================
                                                                        84,674
==============================================================================

REGIONAL BANKS--0.88%

Shinsei Bank, Ltd. (b)                                29,000            37,073
==============================================================================

SEMICONDUCTOR EQUIPMENT--2.25%

Tokyo Electron Ltd.                                    2,600            95,022
==============================================================================

SEMICONDUCTORS--2.37%

Elpida Memory, Inc. (b)(c)                            14,300           100,131
==============================================================================

SPECIALTY CHEMICALS--2.39%

Shin-Etsu Chemical Co., Ltd.                             900            41,795
------------------------------------------------------------------------------
Tokuyama Corp. (b)                                    10,000            59,099
==============================================================================
                                                                       100,894
==============================================================================

STEEL--1.60%

Yamato Kogyo Co., Ltd.                                 2,800            67,518
==============================================================================

TIRES & RUBBER--0.89%

Bridgestone Corp. (b)                                  3,000            37,782
==============================================================================

TRADING COMPANIES & DISTRIBUTORS--4.29%

Mitsubishi Corp.                                       8,200           108,505
------------------------------------------------------------------------------
Mitsui & Co., Ltd.                                     7,000            72,709
==============================================================================
                                                                       181,214
==============================================================================

TRUCKING--0.85%

Nippon Express Co., Ltd.                              10,000            35,742
==============================================================================

WIRELESS TELECOMMUNICATION SERVICES--3.62%

NTT DoCoMo, Inc.                                          71           123,641
------------------------------------------------------------------------------
SOFTBANK Corp. (b)                                     1,900            29,230
------------------------------------------------------------------------------
                                                                       152,871
==============================================================================
   Total Foreign Stocks (Japan)
      (Cost $4,861,586)                                              4,202,197
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
MONEY MARKET FUNDS-0.72%

Liquid Assets Portfolio--Institutional
   Class(d)                                           15,165   $        15,165
------------------------------------------------------------------------------
Premier Portfolio--Institutional Class(d)             15,165            15,165
------------------------------------------------------------------------------
   Total Money Market Funds (Cost $30,330)                              30,330
==============================================================================
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-100.25%
   (Cost $4,891,916)                                                 4,232,527
==============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES ON LOAN

MONEY MARKET FUNDS--27.14%

Liquid Assets Portfolio--Institutional
   Class (Cost $1,145,824)(d)(e)                   1,145,824         1,145,824
==============================================================================
TOTAL INVESTMENTS-127.39% (Cost $6,037,740)                          5,378,351
==============================================================================
OTHER ASSETS LESS LIABILITIES-(27.39)%                              (1,156,462)
==============================================================================
NET ASSETS-100.00%                                             $     4,221,889
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at January 31, 2009.

(c)  Non-income producing security.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.

See accompanying notes which are an integral part of this schedule.

AIM JAPAN FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM JAPAN FUND

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.

E. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

AIM JAPAN FUND

F. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

          Level 1 - Prices are determined using quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

AIM JAPAN FUND

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
---------------------------------------
Level 1       $               1,316,522
---------------------------------------
Level 2                       4,061,829
---------------------------------------
Level 3                              --
=======================================
              $               5,378,351
_______________________________________
=======================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2009 was $2,977,501 and $2,868,066, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $ 132,208
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (967,834)
================================================================================
Net unrealized appreciation (depreciation) of investment securities   $(835,626)
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $6,213,977.

                              AIM LIBOR ALPHA FUND
           Quarterly Schedule of Portfolio Holdings January 31, 2009

                        [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com               LAL-QTR-1 01-09          Invesco Aim Advisors, Inc.

AIM LIBOR ALPHA FUND

SCHEDULE OF INVESTMENTS (a)
January 31, 2009
(Unaudited)

                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--45.56%

COLLATERALIZED MORTGAGE OBLIGATIONS--45.56%

Banc Of America Mortgage
   Securities, Series 2004-D,
   Class 2A2, Floating Rate Pass
   Through Ctfs., 4.20%,
   05/25/34(b)                               $       773,376   $        642,300
------------------------------------------------------------------------------
Bank Of America Credit Card
   Trust, Series 2006-C7, Class
   C7, Floating Rate Pass
   Through Ctfs., 0.56%,
   03/15/12(b)                                       500,000           397,302
------------------------------------------------------------------------------
Capital One Multi-Asset
   Execution Trust, Series
   2007-A6, Class A6, Floating
   Rate Pass Through Ctfs.,
   0.40%, 05/15/13(b)                                200,000           187,902
------------------------------------------------------------------------------
Countrywide Asset-Backed Ctfs.,
   Series 2007-9, Class B,
   Floating Rate Pass Through
   Ctfs., 2.89%, 06/25/47(b)(c)                      140,000             2,191
------------------------------------------------------------------------------
   Series 2007-BC2, Class 2A1,
   Floating Rate Pass Through
   Ctfs., 0.48%, 06/25/37(b)                         403,439           361,462
------------------------------------------------------------------------------
Fannie Mae REMICS, Series
   2003-112, Class FA, Floating
   Rate Pass Through Ctfs.,
   0.89%, 01/25/28(b)                                687,531           681,533
------------------------------------------------------------------------------
Fannie Mae Whole Loan, Series
   2004-W5, Class F1, Floating
   Rate Pass Through Ctfs.,
   0.84%, 02/25/47(b)                                334,676           326,872
------------------------------------------------------------------------------
Freddie Mac REMICS,
   Series 2399, Class XF,
   Floating Rate Pass Through Ctfs.,
   1.28%, 01/15/32(b)                                355,097           347,711
------------------------------------------------------------------------------
   Series 2470, Class JF,
   Floating Rate Pass Through Ctfs.,
   1.33%, 12/15/31(b)                                582,189           582,534
------------------------------------------------------------------------------
GS Mortgage Securities Corp. II,
   Series 2007-EOP, Class J,
   Floating Rate Pass Through
   Ctfs., 1.28%, 03/06/20(b)(c)                      225,000           137,474
------------------------------------------------------------------------------
JP Morgan Chase Commercial
   Mortgage Securities Corp.,
   Series 2005-FL1A, Class A1,
   Floating Rate Pass Through
   Ctfs., 0.44%, 02/15/19(b)(c)                       14,130            13,067
------------------------------------------------------------------------------
Long Beach Mortgage Loan Trust,
   Series 2006-7, Class 2A1,
   Floating Rate Pass Through
   Ctfs., 0.44%, 08/25/36(b)                         137,252           132,129
------------------------------------------------------------------------------
Morgan Stanley ABS Capital I,
   Series 2007-NC2, Class A2A,
   Floating Rate Pass Through
   Ctfs., 0.50%, 02/25/37(b)                         463,837           417,611
------------------------------------------------------------------------------
Morgan Stanley Capital I, Series
   2007-IQ16, Class A4, Pass
   Through Ctfs., 5.81%, 12/12/49                    320,000           209,204
------------------------------------------------------------------------------

                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS--(CONTINUED)

Saxon Asset Securities Trust,
   Series 2004-2, Class MV3,
   Floating Rate Pass Through
   Ctfs., 2.29%, 08/25/35(b)                 $      685,841    $       330,549
------------------------------------------------------------------------------
Structured Adjustable Rate Mortgage
   Loan Trust,
   Series 2004-1, Class 3A1,
   Pass Through Ctfs.,
   5.39%, 02/25/34                                   168,270           120,469
------------------------------------------------------------------------------
   Series 2005-11, Class 1A1,
   Pass Through Ctfs.,
   5.23%, 05/25/35                                   146,051            83,968
------------------------------------------------------------------------------
Vanderbilt Mortgage Finance,
   Series 2002-B, Class A4,
   Pass Through Ctfs.,
   5.84%, 02/07/26                                    76,562            65,577
------------------------------------------------------------------------------
   Series 2002-C, Class A4,
   Pass Through Ctfs.,
   6.57%, 08/07/24                                   105,000           100,390
------------------------------------------------------------------------------
Wells Fargo Home Equity Trust,
   Series 2006-3, Class A1,
   Floating Rate Pass Through
   Ctfs., 0.44%, 01/25/37(b)                         132,605           128,334
------------------------------------------------------------------------------
   Series 2007-2, Class A1,
   Floating Rate Pass Through
   Ctfs., 0.48%, 04/25/37(b)                         507,877           448,384
------------------------------------------------------------------------------
Wells Fargo Mortgage Backed
   Securities Trust, Series
   2004-S, Class A1, Floating
   Rate Pass Through Ctfs.,
   3.74%, 09/25/34(b)                              1,126,708           942,831
------------------------------------------------------------------------------
   Total Asset-Backed Securities
      (Cost $8,003,092)                                              6,659,794
==============================================================================

BONDS & NOTES--33.97%

BREWERS--0.50%

Anheuser-Busch InBev Worldwide
   Inc., Sr. Gtd. Notes, 7.75%,
   01/15/19(c)                                        70,000            72,593
==============================================================================
CABLE & SATELLITE--0.47%

Time Warner Cable Inc., Sr.
   Unsec. Gtd. Unsub. Global
   Notes, 8.25%, 02/14/14                             65,000            68,405
==============================================================================
CASINOS & GAMING--1.65%

Mandalay Resort Group, Sr.
   Unsec. Gtd. Global Notes,
   6.50%, 07/31/09                                   250,000           241,875
==============================================================================
COMMERCIAL PRINTING--1.15%

Donnelley (R.R.) & Sons Co.,
   Notes, 11.25%, 02/01/19                           170,000           167,663
==============================================================================

See accompanying notes which are an integral part of this schedule.

AIM LIBOR ALPHA FUND

                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
COMPUTER HARDWARE--1.02%

NCR Corp., Sr. Unsec. Unsub.
   Global Notes, 7.13%, 06/15/09             $       150,000   $       149,739
==============================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS--1.09%

Caterpillar Financial Services
   Corp.-Series F, Sr. Unsec.
   Floating Rate Medium-Term
   Notes, 2.30%, 05/18/09(b)                         160,000           159,329
==============================================================================

CONSUMER FINANCE--1.61%

American Express Credit
   Corp. -Series C, Sr.
   Unsec. Floating Rate
   Medium-Term Notes, 1.80%,
   05/27/10(b)                                       250,000           234,668
==============================================================================

DIVERSIFIED BANKS-5.45%

HSBC America Capital Trust II,
   Gtd. Trust Pfd. Capital
   Securities, 8.38%, 05/15/27(c)                    610,000           548,207
------------------------------------------------------------------------------
Sovereign Bancorp Inc., Sr.
   Unsec. Floating Rate Global
   Notes, 2.46%, 03/01/09(b)                         250,000           248,843
==============================================================================
                                                                       797,050
==============================================================================

HEALTH CARE EQUIPMENT--1.02%

Covidien International Finance
   S.A., (Luxembourg), Sr.
   Unsec. Gtd. Unsub. Global
   Notes, 6.00%, 10/15/17                            150,000           149,033
==============================================================================

HEALTH CARE FACILITIES--3.87%

Healthsouth Corp., Sr. Unsec.
   Gtd. Global Notes, 10.75%,
   06/15/16                                          150,000           148,500
------------------------------------------------------------------------------
Impress Holdings B.V.,
   (Netherlands), Sr. Sec. Gtd.
   Floating Rate Bonds, 4.22%,
   09/15/13(b)(c)                                    575,000           416,506
==============================================================================
                                                                       565,006
==============================================================================

INDUSTRIAL CONGLOMERATES--1.48%

General Electric Capital Corp.,
   Sr. Unsec. Floating Rate
   Medium-Term Global Notes,
   1.19%, 10/26/09(b)                                120,000           118,265
------------------------------------------------------------------------------
   1.21%, 01/20/10(b)                                100,000            98,247
==============================================================================
                                                                       216,512
==============================================================================

INTEGRATED OIL & GAS--0.45%

ConocoPhillips, Global Notes,
   4.75%, 02/01/14                                    65,000            65,530
==============================================================================

INTEGRATED TELECOMMUNICATION SERVICES--0.48%

AT&T Inc.,
   Global Notes,
   5.80%, 02/15/19                                    35,000            35,151
------------------------------------------------------------------------------
   Sr. Unsec. Global Notes,
   4.85%, 02/15/14                                    35,000            35,053
==============================================================================
                                                                        70,204
==============================================================================

                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
MANAGED HEALTH CARE--2.74%

UnitedHealth Group Inc., Sr.
   Unsec. Notes, 3.75%, 02/10/09             $       400,000   $       400,043
==============================================================================

MULTI-LINE INSURANCE--1.37%

International Lease Finance Corp.,
   Sr. Unsec. Floating Rate
   Medium-Term Notes,
   1.48%, 04/20/09(b)                                100,000            97,125
------------------------------------------------------------------------------
   1.62%, 06/26/09(b)                                110,000           102,437
==============================================================================
                                                                       199,562
==============================================================================

OIL & GAS EXPLORATION & PRODUCTION--0.63%

Petroleos Mexicanos (Mexico),
   Notes, 8.00%, 05/03/19(c)                          95,000            91,850
==============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--3.13%

General Electric Capital
   Corp.-Series A, Sr. Unsec.
   Floating Rate Medium-Term
   Notes, 1.51%, 03/02/09(b)                          50,000            49,832
------------------------------------------------------------------------------
JPM Chase Capital XXIII, Unsec.
   Gtd. Sub. Floating Rate
   Global Notes, 3.15%,
   05/15/47(b)                                       750,000           302,792
------------------------------------------------------------------------------
PNC Funding Corp., Sr. Unsec.
   Gtd. Global Notes, 2.30%,
   06/22/12                                          105,000           105,336
==============================================================================
                                                                       457,960
==============================================================================

PAPER PRODUCTS--2.10%

Cellu Tissue Holdings, Inc.,
   Sec. Gtd. Global Notes,
   9.75%, 03/15/10                                   250,000           205,000
------------------------------------------------------------------------------
Mercer International Inc., Sr.
   Unsec. Global Notes, 9.25%,
   02/15/13                                          200,000           102,000
==============================================================================
                                                                       307,000
==============================================================================

PROPERTY & CASUALTY INSURANCE--1.23%

Chubb Corp. (The), Sr. Notes,
   5.75%, 05/15/18                                   100,000            96,937
------------------------------------------------------------------------------
Travelers Cos. Inc. (The), Sr.
   Unsec. Notes, 5.80%, 05/15/18                      85,000            83,570
------------------------------------------------------------------------------
                                                                       180,507
==============================================================================

PUBLISHING--0.51%

Dex Media West LLC/Dex Media
   West Finance Co., Series B,
   Sr. Unsec. Sub. Global Notes,
   9.88%, 08/15/13                                   250,000            75,000
==============================================================================

SEMICONDUCTORS--2.02%

Viasystems Inc., Sr. Unsec. Gtd.
   Sub. Global Notes, 10.50%,
   01/15/11                                          400,000           296,000
==============================================================================
      Total Bonds & Notes
         (Cost $5,907,750)                                           4,965,529
==============================================================================

See accompanying notes which are an integral part of this schedule.

AIM LIBOR ALPHA FUND

                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED
   SECURITIES--10.86%

FEDERAL HOME LOAN MORTGAGE CORP.
   (FHLMC)--7.33%

Floating Rate Pass Through
   Ctfs., 6.52%, 07/01/36(b)                 $       687,027   $       717,234
------------------------------------------------------------------------------
Pass Through Ctfs., TBA, 5.00%,
   03/01/39(d)                                       350,000           354,430
==============================================================================
                                                                     1,071,664
==============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)--3.53%

Floating Rate Pass Through
   Ctfs., 4.72%, 11/01/32(b)                         156,528           154,614
------------------------------------------------------------------------------
Pass Through Ctfs., TBA, 4.50%,
   03/01/39(d)                                       360,000           361,237
------------------------------------------------------------------------------
                                                                       515,851
==============================================================================
      Total U.S. Government Sponsored
         Mortgage-Backed Securities
            (Cost $1,577,166)                                        1,587,515
==============================================================================

U.S. GOVERNMENT SPONSORED AGENCY
   SECURITIES--1.06%

FEDERAL HOME LOAN MORTGAGE CORP.
   (FHLMC)--0.14%

Sr. Unsec. Disc. Notes, 0.70%,
   02/02/09(e)(f)                                     20,000            19,999
==============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)--0.92%

Sr. Unsec. Disc. Notes, 1.00%,
   02/23/09(e)(f)                                    110,000           109,930
------------------------------------------------------------------------------
Sr. Unsec. Disc. Notes, 1.00%,
   03/02/09(e)(f)                                     25,000            24,979
------------------------------------------------------------------------------
                                                                       134,909
==============================================================================
      Total U.S. Government Sponsored Agency
         Securities (Cost $154,908)                                    154,908
==============================================================================

                                                  SHARES
                                             ---------------
MONEY MARKET FUNDS--15.33%

Liquid Assets Portfolio
   -Institutional Class(g)                         1,120,634         1,120,634
------------------------------------------------------------------------------
Premier Portfolio -Institutional
   Class(g)                                        1,120,634         1,120,634
==============================================================================
      Total Money Market Funds                                        2,241,26
         (Cost $2,241,268)
==============================================================================
TOTAL INVESTMENTS--106.78%
   (Cost $17,884,184)                                               15,609,014
==============================================================================
OTHER ASSETS LESS LIABILITIES--(6.78)%                                (991,107)
==============================================================================
NET ASSETS--100.00%                                            $    14,617,907
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ABS      --  Asset Backed Security
Ctfs.    --  Certificates
Disc.    --  Discounted
Gtd.     --  Guaranteed
Pfd.     --  Preferred
REMICS   --  Real Estate Mortgage Investment Conduits
Sec.     --  Secured
Sr.      --  Senior
Sub.     --  Subordinated
TBA      --  To Be Announced
Unsec.   --  Unsecured
Unsub.   --  Unsubordinated

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2009.

(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2009 was $1,281,888, which represented 8.77% of the Fund's Net Assets.

(d)  Security purchased on forward commitment basis.

(e) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(f) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(g) The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying notes which are an integral part of this schedule.

AIM LIBOR ALPHA FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities, Corporate Loans and in the case of debt obligations (excluding Corporate Loans), the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM LIBOR ALPHA FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS -- The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

          In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

          Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

          At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

AIM LIBOR ALPHA FUND

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

          Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

H. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

          Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

AIM LIBOR ALPHA FUND

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.

          Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain
     (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain
     (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

I. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM LIBOR ALPHA FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                   INVESTMENTS IN      OTHER
INPUT LEVEL                                           SECURITIES    INVESTMENTS*
--------------------------------------------------------------------------------
Level 1                                             $  2,241,268    $   (134,125)
--------------------------------------------------------------------------------
Level 2                                               13,367,746         (14,952)
--------------------------------------------------------------------------------
Level 3                                                       --              --
================================================================================
                                                    $ 15,609,014    $   (149,077)
________________________________________________________________________________
================================================================================

* Other investments include futures and swap contracts, which are included at unrealized appreciation/(depreciation).

NOTE 3 -- FUTURES CONTRACTS AT PERIOD-END

                                    OPEN FUTURES CONTRACTS
----------------------------------------------------------------------------------------------
                                                                                  UNREALIZED
                                   NUMBER OF        MONTH/                       APPRECIATION
            CONTRACT               CONTRACTS      COMMITMENT         VALUE      (DEPRECIATION)
----------------------------------------------------------------------------------------------
Australian Treasury 3 Year Bonds       15      March-2009/Long    $ 1,037,298   $       22,124
----------------------------------------------------------------------------------------------
Euro-Bond                               3      March-2009/Long        469,787          (11,842)
----------------------------------------------------------------------------------------------
Long Guilt Future                       5      March-2009/Long        851,136          (33,464)
----------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes              6      March-2009/Long        709,031           (4,326)
----------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes             4      March-2009/Long        490,688           25,835
----------------------------------------------------------------------------------------------
   Subtotal                                                       $ 3,557,940   $       (1,673)
----------------------------------------------------------------------------------------------
U.S. Treasury Long Bonds               17      March-2009/Short    (2,153,953)        (132,452)
==============================================================================================
      Total                                                       $ 1,403,987   $     (134,125)
______________________________________________________________________________________________
==============================================================================================

AIM LIBOR ALPHA FUND

NOTE 4 -- CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END

                       OPEN CREDIT DEFAULT SWAP AGREEMENTS

                                                                                                                MARKET VALUE
                                                                                                    NOTIONAL     UNREALIZED
                                       BUY/SELL    (PAY)/RECEIVE   EXPIRATION        IMPLIED         AMOUNT     APPRECIATION
 REFERENCE ENTITY      COUNTERPARTY   PROTECTION    FIXED RATE        DATE      CREDIT SPREAD (a)    (000)     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------
IStar Financial Inc.      UBS AG         Sell        5.00%(b)       03/20/09          91.01%          $155        $(14,952)
-----------------------------------------------------------------------------------------------------------------------------

(a) Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

(b)  Unamortized premium at period-end of 1,686.

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2009 was $3,132,901 and $6,030,255, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                   $    64,039
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                  (2,339,209)
========================================================================================
Net unrealized appreciation of investment securities                         $(2,275,170)
________________________________________________________________________________________
========================================================================================
Investments have the same cost for tax and financial statement purposes.

                            AIM TRIMARK ENDEAVOR FUND
            Quarterly Schedule of Portfolio Holdings January 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            T-END-QTR-1 01/09           Invesco Aim Advisors, Inc.

AIM TRIMARK ENDEAVOR FUND

SCHEDULE OF INVESTMENTS (a)
January 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
   INTERESTS--94.73%

AIRLINES--2.13%

Ryanair Holdings PLC -ADR (Ireland)(b)                58,800   $     1,412,376
==============================================================================

APPAREL RETAIL--3.19%

Ross Stores, Inc.                                     71,800         2,112,356
==============================================================================

APPAREL, ACCESSORIES & LUXURY
   GOODS--1.54%

Liz Claiborne, Inc.                                  462,200         1,016,840
==============================================================================

BREWERS--6.09%

Grupo Modelo, S.A. de C.V. -Series C
   (Mexico)                                          455,800         1,215,941
------------------------------------------------------------------------------
Molson Coors Brewing Co. -Class B                     69,808         2,811,168
==============================================================================
                                                                     4,027,109
==============================================================================

BROADCASTING--2.85%

Grupo Televisa S.A. -ADR (Mexico)                    135,000         1,888,650
==============================================================================

BUILDING PRODUCTS--2.45%

Kingspan Group PLC (Ireland)                         471,400         1,619,112
==============================================================================

COMMUNICATIONS EQUIPMENT--6.72%

Plantronics, Inc.                                    220,000         2,233,000
------------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(b)                   40,000         2,216,000
==============================================================================
                                                                     4,449,000
==============================================================================

DIVERSIFIED BANKS--0.00%

HBOS PLC (United Kingdom)                                 --                 0
==============================================================================

HEALTH CARE DISTRIBUTORS--4.45%

Patterson Cos. Inc. (b)                              160,000         2,942,400
==============================================================================

HEALTH CARE EQUIPMENT--12.41%

Kinetic Concepts, Inc. (b)                           194,400         4,685,040
------------------------------------------------------------------------------
Zimmer Holdings, Inc. (b)                             97,000         3,530,800
==============================================================================
                                                                     8,215,840
==============================================================================

HEALTH CARE SERVICES--1.50%

AMN Healthcare Services, Inc. (b)                    145,800           991,440
==============================================================================

HOME FURNISHINGS--5.86%

Tempur-Pedic International Inc. (b)                  553,800         3,876,600
==============================================================================

HUMAN RESOURCE & EMPLOYMENT
   SERVICES--4.26%

Manpower Inc.                                         99,000         2,817,540
==============================================================================

INDUSTRIAL CONGLOMERATES--4.23%

DCC PLC (Ireland)                                    188,800         2,802,623
==============================================================================

INDUSTRIAL MACHINERY--2.11%

Graco Inc.                                            65,500         1,393,185
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--3.90%

eBay Inc. (b)                                        215,000   $     2,584,300
==============================================================================

LEISURE PRODUCTS--4.89%

Pool Corp.                                           204,000         3,233,400
==============================================================================

LIFE & HEALTH INSURANCE--4.92%

Unum Group                                           230,000         3,256,800
==============================================================================

MANAGED HEALTH CARE--5.57%

UnitedHealth Group Inc.                              130,000         3,682,900
==============================================================================

MULTI-LINE INSURANCE--5.23%

Vienna Insurance Group (Austria)                     110,000         3,462,841
==============================================================================

REAL ESTATE SERVICES--4.73%

Jones Lang LaSalle Inc.                              132,625         3,131,276
==============================================================================

TRADING COMPANIES & DISTRIBUTORS--2.33%

Grafton Group PLC (Ireland)(b)(c)                    763,200         1,543,122
==============================================================================

TRUCKING--3.37%

Con-way Inc.                                         101,300         2,231,639
==============================================================================
      Total Common Stocks & Other Equity
         Interests
         (Cost $119,743,103)                                        62,691,349
==============================================================================

MONEY MARKET FUNDS--3.61%

Liquid Assets Portfolio
   -Institutional Class(d)                         1,195,439         1,195,439
------------------------------------------------------------------------------
Premier Portfolio -Institutional
   Class(d)                                        1,195,439         1,195,439
==============================================================================
      Total Money Market Funds
         (Cost $2,390,878)                                           2,390,878
==============================================================================
TOTAL INVESTMENTS--98.34%
   (Cost $122,133,981)                                              65,082,227
==============================================================================
OTHER ASSETS LESS LIABILITIES--1.66%                                 1,099,953
==============================================================================
NET ASSETS--100.00%                                            $    66,182,180
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) Each unit is comprised of one ordinary share of Euro 0.05, one C share and twenty Class A shares.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying notes which are an integral part of this schedule.

AIM TRIMARK ENDEAVOR FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

         Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

         Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM TRIMARK ENDEAVOR FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

         The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

         The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM TRIMARK ENDEAVOR FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

         Level 1 - Prices are determined using quoted prices in an active market for identical assets.

         Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

         Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

         Below is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

               INVESTMENTS        OTHER
INPUT LEVEL   IN SECURITIES   INVESTMENTS*
------------------------------------------
Level 1       $  65,082,227   $    181,351
------------------------------------------
Level 2                  --             --
------------------------------------------
Level 3                  --             --
==========================================
              $  65,082,227   $    181,351
__________________________________________
==========================================

* Other investments include foreign currencies which are included at unrealized appreciation.

NOTE 3 -- FOREIGN CURRENCY CONTRACTS AT PERIOD-END

                  OPEN FOREIGN CURRENCY CONTRACTS
----------------------------------------------------------------
                     CONTRACT TO
SETTLEMENT   ---------------------------      VALUE     REALIZED
DATE            DELIVER        RECEIVE      01/31/09      GAIN
----------------------------------------------------------------
04/15/09     EUR3,000,000   USD4,017,000   $3,835,649   $181,351
----------------------------------------------------------------

                 CLOSED FOREIGN CURRENCY CONTRACTS
----------------------------------------------------------------
                     CONTRACT TO
CLOSED       ---------------------------      VALUE     REALIZED
DATE            DELIVER        RECEIVE      01/31/09      GAIN
----------------------------------------------------------------
01/12/09     USD4,029,900   EUR3,000,000   $4,077,600   $ 47,700
================================================================
   TOTAL FOREIGN CURRENCY CONTRACTS                     $229,051
________________________________________________________________
================================================================

CURRENCY ABBREVIATIONS:

EUR -- EURO
USD -- U.S. DOLLAR

AIM TRIMARK ENDEAVOR FUND

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2009 was $2,212,838 and $10,961,959, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $     1,707,239
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (58,759,307)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities      $   (57,052,068)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $122,134,295.

                                AIM TRIMARK FUND
            Quarterly Schedule of Portfolio Holdings January 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            T-TRI-QTR-1 01/09           Invesco Aim Advisors, Inc.

AIM TRIMARK FUND


SCHEDULE OF INVESTMENTS(a)
January 31, 2009
(Unaudited)


                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
   INTERESTS--98.75%

AUSTRIA--2.08%

Wienerberger AG                                       32,252   $       415,202
==============================================================================

DENMARK--1.75%

Alk-Abello A.S.                                        3,985           350,733
==============================================================================

FINLAND--6.82%

Nokia Oyj                                             76,200           935,144
------------------------------------------------------------------------------
Nokian Renkaat Oyj                                    43,549           426,886
==============================================================================
                                                                     1,362,030
==============================================================================

FRANCE--3.59%

Accor S.A.                                            18,100           717,918
==============================================================================

GERMANY--5.40%

Adidas AG                                             18,800           650,263
------------------------------------------------------------------------------
Bayerische Motoren Werke AG                           18,100           429,085
==============================================================================
                                                                     1,079,348
==============================================================================

HONG KONG--0.15%

Li & Fung Ltd.                                        14,600            29,265
==============================================================================

IRELAND--1.96%

Anglo Irish Bank Corp. PLC (b)                       102,453                 1
------------------------------------------------------------------------------
Ryanair Holdings PLC -ADR(b)                          16,331           392,271
==============================================================================
                                                                       392,272
==============================================================================

MEXICO--4.79%

America Movil SAB de C.V. -Series L -ADR              11,000           313,610
------------------------------------------------------------------------------
Grupo Televisa S.A. -ADR                              46,000           643,540
==============================================================================
                                                                       957,150
==============================================================================

SWITZERLAND--27.07%

Aryzta AG (b)                                         17,058           424,573
------------------------------------------------------------------------------
Nestle S.A.                                           55,266         1,914,226
------------------------------------------------------------------------------
Novartis AG                                           23,317           966,412
------------------------------------------------------------------------------
Roche Holding AG                                       9,600         1,352,223
------------------------------------------------------------------------------
Schindler Holding AG                                   1,820            79,543
------------------------------------------------------------------------------
Schindler Holding AG -Participation Ctfs.             14,800           672,116
==============================================================================
                                                                     5,409,093
==============================================================================

UNITED KINGDOM--13.61%

Reed Elsevier PLC                                     92,379           691,743
------------------------------------------------------------------------------
Tesco PLC                                            143,240           743,836
------------------------------------------------------------------------------
Willis Group Holdings Ltd.                            34,300           849,268
------------------------------------------------------------------------------
WPP PLC                                               76,900           435,346
==============================================================================
                                                                     2,720,193
==============================================================================

UNITED STATES--31.53%

3M Co.                                                 9,100           489,489
------------------------------------------------------------------------------
Allergan, Inc.                                        13,300           506,996
------------------------------------------------------------------------------


                                                  SHARES            VALUE
------------------------------------------------------------------------------
UNITED STATES--(CONTINUED)
Altera Corp.                                          28,800   $       442,944
------------------------------------------------------------------------------
Cisco Systems, Inc. (b)                               51,000           763,470
------------------------------------------------------------------------------
International Rectifier Corp. (b)                     23,379           318,422
------------------------------------------------------------------------------
Kinetic Concepts, Inc. (b)                            51,267         1,235,535
------------------------------------------------------------------------------
Medtronic, Inc.                                       18,600           622,914
------------------------------------------------------------------------------
Microsoft Corp.                                       58,100           993,510
------------------------------------------------------------------------------
Rockwell Collins, Inc.                                 7,100           267,528
------------------------------------------------------------------------------
WellPoint Inc. (b)                                     7,900           327,455
------------------------------------------------------------------------------
Wells Fargo & Co.                                     17,629           333,188
==============================================================================
                                                                     6,301,451
==============================================================================
TOTAL INVESTMENTS--98.75%
   (Cost $29,025,689)                                               19,734,655
==============================================================================
OTHER ASSETS LESS LIABILITIES--1.25%                                   250,568
==============================================================================
NET ASSETS--100.00%                                             $   19,985,223
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR   -- American Depositary Receipt

Ctfs. -- Certificates

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

See accompanying notes which are an integral part of this schedule.

AIM TRIMARK FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

         Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

         Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM TRIMARK FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

         The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM TRIMARK FUND


NOTE 2--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

              INVESTMENTS IN
INPUT LEVEL     SECURITIES
----------------------------
Level 1       $   16,911,448
----------------------------
Level 2            2,823,206
----------------------------
Level 3                    1
============================
              $   19,734,655
____________________________
============================

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2009 was $1,768,102 and $3,900,084, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $       188,600
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (10,455,046)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities      $   (10,266,446)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $30,001,101.

                        AIM TRIMARK SMALL COMPANIES FUND
           Quarterly Schedule of Portfolio Holdings January 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            T-SCO-QTR-1 01/09           Invesco Aim Advisors, Inc.

AIM TRIMARK SMALL COMPANIES FUND

SCHEDULE OF INVESTMENTS(a)
January 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--99.03%

AIR FREIGHT & LOGISTICS--3.39%

ynamex Inc. (b)(c)                                   323,988   $     3,589,787
------------------------------------------------------------------------------
Pacer International, Inc.                          1,023,900         8,805,540
==============================================================================
                                                                    12,395,327
==============================================================================

ALTERNATIVE CARRIERS--2.28%

Cogent Communications Group, Inc. (c)              1,256,900         8,358,385
==============================================================================

ALUMINUM-0.06%

Cymat Technologies Ltd. (Canada)(c)                2,497,500           223,973
==============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-3.86%

Columbia Sportswear Co.                              427,082        12,265,795
------------------------------------------------------------------------------
Hampshire Group, Ltd. (b)(c)                         592,824         1,867,396
==============================================================================
                                                                    14,133,191
==============================================================================

AUTOMOTIVE RETAIL--1.64%

Lithia Motors, Inc. -Class A (b)(c)                1,966,338         6,016,994
==============================================================================

COMMODITY CHEMICALS--5.80%

Chemtrade Logistics Income Fund
   (Canada)(b)                                     2,723,568        21,227,239
==============================================================================

COMMUNICATIONS EQUIPMENT--7.46%

Avocent Corp. (c)                                    659,597         9,465,217
------------------------------------------------------------------------------
Plantronics, Inc.                                    655,427         6,652,584
------------------------------------------------------------------------------
Tekelec (c)                                          900,629        11,185,812
==============================================================================
                                                                    27,303,613
==============================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.60%

Hewitt Associates, Inc. -Class A (c)                 335,800         9,530,004
==============================================================================

ELECTRONIC MANUFACTURING SERVICES--1.90%

Smart Modular Technologies WWH Inc.
   (b)(c)                                          6,039,747         6,945,709
==============================================================================

HEALTH CARE EQUIPMENT--8.42%

Edwards Lifesciences Corp. (c)                        95,700         5,501,793
------------------------------------------------------------------------------
Kinetic Concepts, Inc. (c)                         1,049,500        25,292,950
==============================================================================
                                                                    30,794,743
==============================================================================

HEALTH CARE SUPPLIES--3.36%

Cooper Cos., Inc. (The)                              648,224        12,296,809
==============================================================================

HOME FURNISHINGS--5.96%

Tempur-Pedic International Inc. (c)                3,115,375        21,807,625
==============================================================================

INTERNET RETAIL-7.15%

NutriSystem, Inc. (b)                              2,029,000        26,153,810
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
LEISURE PRODUCTS--0.31%

MEGA Brands Inc. (Canada)(b)(c)                    3,660,500   $     1,134,022
==============================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.00%

Brompton Corp. (Canada)(c)                            69,374                 0
==============================================================================

PHARMACEUTICALS--5.06%

Endo Pharmaceuticals Holdings Inc. (c)               823,700        18,508,539
==============================================================================

PUBLISHING--5.75%

Wiley (John) & Sons -Class A                         594,258        21,054,561
==============================================================================

REAL ESTATE SERVICES--6.92%

FirstService Corp. (Canada)(c)                     1,173,400        12,952,755
------------------------------------------------------------------------------
Jones Lang LaSalle Inc.                              523,800        12,366,918
==============================================================================
                                                                    25,319,673
==============================================================================

RESEARCH & CONSULTING SERVICES--1.98%

Corporate Executive Board Co. (The)                  358,600         7,243,720
==============================================================================

SEMICONDUCTOR EQUIPMENT--3.32%

ASM International N.V.
   (Netherlands)(c)                                  622,600         4,541,390
------------------------------------------------------------------------------
ASM International N.V. -ADR
   (Netherlands)(c)                                1,044,700         7,615,863
==============================================================================
                                                                    12,157,253
==============================================================================

SEMICONDUCTORS--6.49%

International Rectifier Corp. (c)                  1,743,300        23,743,746
==============================================================================

SPECIALIZED CONSUMER SERVICES--4.00%

Jackson Hewitt Tax Service Inc.                    1,104,351        14,621,607
==============================================================================

TECHNOLOGY DISTRIBUTORS--5.93%

Brightpoint, Inc. (c)                              4,633,506        21,684,808
==============================================================================

THRIFTS & MORTGAGE FINANCE--1.42%

Northwest Bancorp, Inc.                              280,509         5,206,247
==============================================================================

TRUCKING-3.97%

Con-way Inc.                                         659,862        14,536,760
==============================================================================
   Total Common Stocks & Other Equity
      Interests (Cost $709,434,164)                                362,398,358
==============================================================================

                                                PRINCIPAL
                                                  AMOUNT
------------------------------------------------------------------------------
SENIOR SECURED FLOATING RATE INTEREST
   LOANS--0.35%

LEISURE PRODUCTS--0.35%
Mega Bloks Finco, Sr. Sec. Floating
   Rate Term Loan, 8.25%, 07/26/12
   (Cost $1,699,708)                         $     5,862,768         1,289,809
==============================================================================

See accompanying notes which are an integral part of this schedule.

AIM TRIMARK SMALL COMPANIES FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
PREFERRED STOCK--0.31%

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.31%

FirstService Corp. (Canada)-Series 1,
   7% Pfd.
   (Cost $1,880,000)                                  75,200   $     1,146,800
==============================================================================
TOTAL INVESTMENTS--99.69%
   (Cost $713,013,872)                                             364,834,967
==============================================================================
OTHER ASSETS LESS LIABILITIES--0.31%                                 1,134,838
==============================================================================
NET ASSETS-100.00%                                             $   365,969,805
==============================================================================

Investment Abbreviations:

ADR  -- American Depositary Receipt
Pfd. -- Preferred

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of January 31, 2009 was $66,934,957, which represented 18.29% of the Fund's Net Assets. See Note 3.

(c)  Non-income producing security.

See accompanying notes which are an integral part of this schedule.

AIM TRIMARK SMALL COMPANIES FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

         Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

         Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

AIM TRIMARK SMALL COMPANIES FUND
     uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

         The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

         The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM TRIMARK SMALL COMPANIES FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

               INVESTMENTS
INPUT LEVEL   IN SECURITIES
---------------------------
Level 1        $363,545,158
Level 2           1,289,809
Level 3                  --
===========================
               $364,834,967
===========================

NOTE 3 -- INVESTMENTS IN OTHER AFFILIATES

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the three months ended January 31, 2009.

                                                                   CHANGE IN
                                                                  UNREALIZED                               REALIZED
                         VALUE      PURCHASES   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND      GAIN
                        10/31/08     AT COST        SALES       (DEPRECIATION)    01/31/09      INCOME      (LOSS)
-------------------------------------------------------------------------------------------------------------------
Chemtrade Logistics   $25,276,186    $419,838     $(589,565)     $ (3,879,220)   $21,227,239   $573,255   $(160,547)
   Income Fund
-------------------------------------------------------------------------------------------------------------------
Dynamex Inc.            7,908,547          --            --        (4,318,760)     3,589,787         --          --
-------------------------------------------------------------------------------------------------------------------
Hampshire Group,
   Ltd.                 2,958,192          --            --        (1,090,796)     1,867,396         --          --
-------------------------------------------------------------------------------------------------------------------
Lithia Motors, Inc.     8,061,986          --            --        (2,044,992)     6,016,994         --          --
-------------------------------------------------------------------------------------------------------------------
MEGA Brands Inc.        5,062,971          --        (2,375)       (3,926,574)     1,134,022         --     (22,362)
-------------------------------------------------------------------------------------------------------------------
NutriSystem, Inc.      28,710,350          --            --        (2,556,540)    26,153,810    355,075          --
-------------------------------------------------------------------------------------------------------------------
Smart Modular
   Technologies
   WWH Inc.            16,367,714          --            --        (9,422,005)     6,945,709         --          --
===================================================================================================================
TOTAL INVESTMENTS
   IN AFFILIATES      $94,345,946    $419,838     $(591,940)     $(27,238,887)   $66,934,957   $928,330   $(182,909)
___________________________________________________________________________________________________________________
===================================================================================================================

AIM TRIMARK SMALL COMPANIES FUND

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2009 was $44,214,531 and $25,335,923, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

   UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $   6,104,760
-----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (356,429,513)
===================================================================================
Net unrealized appreciation (depreciation) of investment securities   $(350,324,753)
___________________________________________________________________________________
===================================================================================
Cost of investments for tax purposes is $715,159,720.

Item 2. Controls and Procedures.

     (a) As of March 13, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 13, 2009, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: April 1, 2009

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: April 1, 2009


By: /s/ Sheri Morris
    ---------------------------------
    Sheri Morris
    Principal Financial Officer

Date: April 1, 2009

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.